UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6623
                                                     ---------------------

               Nuveen California Select Tax-Free Income Portfolio
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                            SEMIANNUAL REPORT September 30, 2006

                        Nuveen Investments
                        Municipal Closed-End Funds

    NUVEEN SELECT
  TAX-FREE INCOME
        PORTFOLIO
              NXP

    NUVEEN SELECT
  TAX-FREE INCOME
      PORTFOLIO 2
              NXQ

    NUVEEN SELECT
  TAX-FREE INCOME
      PORTFOLIO 3
              NXR

NUVEEN CALIFORNIA
  SELECT TAX-FREE
 INCOME PORTFOLIO
              NXC

  NUVEEN NEW YORK
  SELECT TAX-FREE
 INCOME PORTFOLIO
              NXN

Photo of: Woman and man at the beach.
Photo of: A child.


DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS


Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 16, 2006

Nuveen Investments Select Tax-Free Income Portfolios
(NXP, NXQ, NXR, NXC, NXN)

Portfolio Managers'
        COMMENTS



Portfolio managers Tom Spalding, Scott Romans, and Cathryn Steeves discuss key investment strategies and the six-month performance of the Nuveen Select Portfolios. With 31 years of investment experience, Tom has managed the three national Portfolios since 1999. Scott, who joined Nuveen in 2000, has managed NXC since 2003, while Cathryn, who has been with Nuveen since 1996, assumed portfolio management responsibility for NXN in July 2006.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS DURING THE SIX-MONTH REPORTING PERIOD ENDED SEPTEMBER 30, 2006?

During this reporting period, we saw interest rates at the short end of the yield curve continue to rise, while rates across the rest of the curve generally declined. At its May and June 2006 meetings, the Federal Reserve's Open Market Committee announced two additional quarter-point increases in the fed funds rate, raising this short-term target from 4.75% to 5.25%, its highest level since March 2001. At the subsequent August and September sessions, the committee left monetary policy unchanged, marking the first pause in rate increases in more than two years. In contrast, during this same six-month period, the yield on the benchmark 10-year U.S. Treasury note fell 22 basis points to end September 2006 at 4.63%. In the municipal market, the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, stood at 4.77% at the end of September 2006, a decline of 37 basis points from the end of March 2006. As short-term rates approached and exceeded the levels of long-term rates, the yield curve continued to flatten and then invert, and bonds with longer durations1 generally outperformed those with shorter durations.

As the yield curve became increasingly flat, our focus remained on a disciplined approach to duration management and yield curve positioning. Depending on the varying needs of the Portfolios, our purchase activity during this period emphasized mainly attractively structured, premium coupon2 bonds maturing in 20 to 30 years in the national Portfolios, 20 to 25 years in NXC, and 15 to 25 years in NXN. Overall, we believed that the bonds we purchased during this period offered strong performance potential, good value, and attractive reward opportunities without excessive risk.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 Premium coupon bonds are credits that, at the time of purchase, are trading above their par values because their coupons are higher than current coupon levels. Historically, these bonds have held their value better than current coupon bonds when interest rates rise.

In looking for potential additions to the Portfolios, we kept an opportunistic eye toward all types of issuance that we believed could add value. During this six-month period, new municipal bond supply nationwide totaled $199.9 billion, down 6% from that of April-September 2005. This was part of a larger trend toward declining issuance in 2006, as record levels of new paper in calendar year 2005 were followed by a 16% drop in supply during the first nine months of 2006 compared with the first nine months of 2005. The major factor in 2006's decline was a sharp reduction in pre-refunding volume, which was off more than 54% from last year's levels. In California, municipal issuance for the six months ended September 30, 2006, totaled $25.7 billion, a decrease of 15% from the same period in 2005, while New York saw $18.1 in new supply, down 20% from April-September 2005. Despite the decline in issuance, California and New York continued to rank as the largest state issuers in the nation for this period. Overall, the reduction in supply did not have a major impact on the implementation of strategies we had planned for these Portfolios.

In light of tighter municipal supply, the national Portfolios generally looked to states with stronger issuance, including California, New York, Texas, Florida, and Illinois, when searching for potential purchases. We also found selected opportunities in states such as Nebraska and Kansas to purchase healthcare bonds. Overall, these Portfolios remained well diversified geographically. During the early part of this reporting period, we were still finding value in lower-rated issues despite narrowing credit spreads. Toward the end of the period, however, spreads had become so tight that we decided that higher quality bonds, including insured credits, represented better long-term value for these Portfolios. In general, new purchases were funded with proceeds from called housing and pre-refunded bonds rather than proceeds realized through active selling of the Portfolios' older, higher-yielding holdings. If sold, these holdings would have to be replaced with bonds currently available in the market, which generally offered lower yields.

During this period, we continued to work on building both NXC and NXN's exposure to bonds rated BBB or lower and nonrated bonds. However, tighter supply and narrowing credit spreads (the difference between the yield of lower-quality bonds and the lower yields of higher-quality bonds) generally meant that we found fewer attractively structured lower-rated credit opportunities. In NXC, we also diversified our exposure to the lower end of the credit spectrum by selling BBB+ bonds issued for Daughters of Charity Health System and buying A+ rated bonds issued by the California Statewide Community Development Authority for the Kaiser Permanente System, which we believed offered better value relative to their fundamental credit quality.

As in the national Portfolios, we also took advantage of opportunities to purchase higher-quality securities. Additions to NXN during this period included insured bonds issued by New York City Industrial Development Agency to finance new stadiums for the New York Yankees and Mets as well as insured hospital credits.

To help us maintain NXC's and NXN's durations within our preferred strategic range, we selectively sold holdings with shorter durations. These sales also helped us to fund new purchases in these two Portfolios, which had minimal call proceeds to reinvest during this period. In NXC, we also found some opportunities to sell a few of our holdings that were purchased when yields were lower and replace them with similar, newer credits that yielded more. This process allowed us to maintain the Portfolio's current characteristics while strengthening its income stream at the individual position level.

HOW DID THE PORTFOLIOS PERFORM?

Individual results for the Nuveen Select Portfolios, as well as for relevant indexes and peer groups, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 9/30/06

NATIONAL PORTFOLIOS       6-MONTH      1-YEAR        5-YEAR       10-YEAR
--------------------------------------------------------------------------------
NXP                        3.35%        4.78%         5.34%         5.61%
--------------------------------------------------------------------------------
NXQ                        3.43%        5.28%         5.16%         5.47%
--------------------------------------------------------------------------------
NXR                        3.48%        5.18%         5.16%         5.60%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index3                3.44%        4.45%         5.17%         5.90%
--------------------------------------------------------------------------------
Lipper General and
Insured Unleveraged
Municipal Debt Funds
Average4                   3.80%        5.12%         5.12%         5.45%
--------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
--------------------------------------------------------------------------------
NXC                        3.74%        5.26%         5.26%         5.53%
--------------------------------------------------------------------------------
Lehman Brothers CA
Tax-Exempt
Bond Index3                3.48%        4.61%         5.24%         6.04%
--------------------------------------------------------------------------------
Lipper CA
Municipal Debt Funds
Average4                   4.31%        6.19%         6.63%         6.54%
--------------------------------------------------------------------------------

NEW YORK PORTFOLIO
--------------------------------------------------------------------------------
NXN                        3.47%        4.64%         4.99%         5.30%
--------------------------------------------------------------------------------
Lehman Brothers NY
Tax-Exempt
Bond Index3                3.31%        4.38%         5.11%         5.97%
--------------------------------------------------------------------------------
Lipper NY
Municipal Debt Funds
Average4                   4.16%        5.89%         6.74%         6.32%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Portfolio in this report.


3 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of investment-grade municipal bonds. The Lehman Brothers Tax-Exempt Bond Indexes for California and New York are also unleveraged and unmanaged and comprise a broad range of municipal bonds issued in California and New York, respectively. Results for the Lehman indexes do not reflect any expenses.

4 Each of the Lipper Municipal Debt Funds averages shown in this report are calculated using the returns of all closed-end funds in their respective categories for each period as follows: Lipper General and Insured Unleveraged category, 6 months, 8; 1 year, 8; 5 years, 8; and 10 years, 8; Lipper California category, 6 months, 26; 1 year, 26; 5 years, 16; and 10 years, 13; and Lipper New York category, 6 months, 20; 1 year, 20; 5 years, 10; and 10 years, 7. Portfolio and Lipper returns assume reinvestment of dividends. The Lipper CAand NY Municipal Debt Funds peer groups are comprised predominantely of leveraged funds.

For the six months ended September 30, 2006, the cumulative returns on net asset value (NAV) for NXP, NXQ, and NXR performed in line with the return on the Lehman Brothers Municipal Bond Index, while NXC and NXN exceeded the returns on the Lehman Brothers Tax-Exempt Bond Indexes for California and New York, respectively. The three national Portfolios underperformed the Lipper General and Insured Unleveraged peer group for this period, and NXC and NXN lagged the average returns for their respective Lipper California and New York peer groups. The strong performances of the Lipper peer groups for California and New York were due in part to the fact that, unlike NXC and NXN, the majority of the funds that make up these groups are leveraged. This strategy provides opportunities for enhanced returns accompanied by additional risk exposure.

During this reporting period, the returns on the Select Portfolios were influenced by market factors, especially the decline in interest rates at the long end of the yield curve, as well as fund-specific factors, including yield curve and duration positioning, allocations to lower-rated credits, sector allocation, and security-specific characteristics such as advance refundings.5

As longer rates declined and the yield curve flattened over the course of this period, yield curve and duration positioning played an important role in the performance of these Portfolios. Overall, bonds in the Lehman Brothers Municipal Bond Index with maturities of less than eight years, especially those maturing in one to two years, were the most adversely impacted by changes in the interest rate environment over this period. As a result, these bonds generally underperformed bonds with longer durations, with issues having the longest maturities (22 years and longer) achieving the best returns for the period. On the whole, the national Portfolios--NXP, NXQ, and NXR--had relatively heavier exposures to the shorter end of the yield curve, particularly in short pre-refunded bonds, which hindered them from participating fully in the rally at the longer end of the curve as longer-term rates declined. While NXN was also underexposed to the longest part of the curve that performed well, this Portfolio held relatively fewer short bonds and a good allocation of intermediate bonds. This overall positioning benefited NXN's performance.


5 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

With bonds rated BBB or lower and nonrated bonds generally outperforming higher credit quality bonds during this period, the Portfolios also benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and caused credit spreads to tighten. As of September 30, 2006, bonds rated BBB or lower and nonrated bonds accounted for 9% of NXR's portfolio, 10% of NXP's and NXC's portfolios, and 11% of NXQ. NXN's relatively lighter exposure to lower-rated credits (6%) meant that this Portfolio's performance did not benefit to the same extent as the other Portfolios.

Among the lower-rated holdings making contributions to the Portfolios' returns for this period were healthcare (including hospitals), industrial development bonds, and tobacco credits. At period end, the national Portfolios each held approximately 5% of their portfolios in bonds backed by the 1998 master tobacco settlement agreement, while NXC and NXN had each allocated approximately 2% to these credits.

In addition, NXP, NXQ, NXR, and NXC all had heavy weightings of zero coupon bonds, which were among the top performing credits during this period due to their very long durations. NXC also benefited from its holdings of noncallable bonds. We also continued to see positive contributions from advance refunding activity in NXC and NXN, which benefited these Portfolios through price appreciation and enhanced credit quality. Approximately 8% of NXC's portfolio was advance-refunded during this period, including a $2.6 million position in bonds issued for the University of the Pacific, while NXN had 5% of its portfolio pre-refunded.

While advance refundings generally enhanced performance for this six-month period, the Portfolios' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to their shorter effective maturities. This was especially true in NXP, which had the largest allocation of pre-refunded bonds among the three national Portfolios. The general underperformance of shorter maturity bonds also meant that the Portfolios' holdings of short call bonds and bonds that are currently callable did not perform well during this period.


HOW WERE THE PORTFOLIOS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF SEPTEMBER 30, 2006?

Maintaining strong credit quality remained an important requirement for the Portfolios. As of September 30, 2006, these five Portfolios continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 72% in NXC, 74% in NXR, 75% in NXP, and 78% in NXQ to 92% in NXN.

As of September 30, 2006, potential call exposure for these Portfolios for the period October 2006 through the end of 2008 ranged from 5% in NXR, NXC, and NXN to 9% in NXQ and 10% in NXP. The number of actual bond calls will depend largely on future market interest rates.

                        Dividend and Share Price
                               INFORMATION



During the six-month reporting period ended September 30, 2006, the dividends of all five of the Select Portfolios remained stable.

All of these Portfolios seek to pay stable dividends at rates that reflect each Portfolio's past results and projected future performance. During certain periods, each Portfolio may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Portfolio during the period. If a Portfolio has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income
(UNII) as part of the Portfolio's NAV. Conversely, if a Portfolio has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Portfolio's NAV. Each Portfolio will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2006, NXP had a positive UNII balance for financial statement purposes and a positive UNII balance, based on our best estimates, for tax purposes. NXQ, NXR, NXC and NXN each had negative UNII balances for financial purposes and positive UNII balances, based on our best estimates, for tax purposes.

As of September 30, 2006, the share prices of the Select Portfolios were trading at discounts to their NAVs as shown in the accompanying chart:

                             9/30/06                    6-MONTH AVERAGE
                            DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NXP                           -3.25%                             -4.47%
--------------------------------------------------------------------------------
NXQ                           -7.05%                             -7.54%
--------------------------------------------------------------------------------
NXR                           -5.95%                             -6.79%
--------------------------------------------------------------------------------
NXC                           -5.41%                             -6.62%
--------------------------------------------------------------------------------
NXN                           -5.36%                             -6.41%
--------------------------------------------------------------------------------

Nuveen Select Tax-Free Income Portfolio
NXP

Performance
      OVERVIEW As of September 30, 2006



Pie Chart:
CREDIT QUALITY
(as a % of total municipal bonds)
AAA/U.S. Guaranteed              61%
AA                               14%
A                                15%
BBB                              10%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                            0.057
Nov                            0.057
Dec                            0.057
Jan                            0.057
Feb                            0.057
Mar                            0.057
Apr                            0.057
May                            0.057
Jun                            0.057
Jul                            0.057
Aug                            0.057
Sep                            0.057


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/01/05                      14.55
                              14.52
                              14.51
                              14.469
                              14.39
                              14.47
                              14.49
                              14.38
                              14.37
                              14.25
                              14.32
                              14.14
                              14.22
                              14.11
                              14.32
                              14.13
                              14.23
                              14.03
                              14.02
                              14
                              14.16
                              14.23
                              14.34
                              14.25
                              14.42
                              14.34
                              14.32
                              14.03
                              13.9
                              13.8
                              13.91
                              13.72
                              13.81
                              13.79
                              13.86
                              13.9
                              14.04
                              14.02
                              13.86
                              13.79
                              13.77
                              13.9527
                              14.11
                              14.1
                              14.21
                              14.24
                              14.36
                              14.38
                              14.52
                              14.5
                              14.2
                              14.41
                              14.27
                              14.35
                              14.3
                              14.38
                              14.4
                              14.3
                              14.64
                              14.26
                              14.34
                              14.22
                              14.19
                              14.19
                              14.1
                              14.27
                              14.29
                              14.4
                              14.55
                              14.42
                              14.21
                              14.19
                              14.22
                              14.29
                              14.6
                              14.63
                              14.61
                              14.35
                              14.56
                              14.41
                              14.34
                              14.33
                              14.45
                              14.4699
                              14.4
                              14.37
                              14.26
                              14.47
                              14.38
                              14.45
                              14.34
                              14.39
                              14.22
                              14.19
                              14.22
                              14.19
                              14.24
                              14.3
                              14.4
                              14.22
                              14.35
                              14.37
                              14.41
                              14.41
                              14.52
                              14.42
                              14.25
                              14.27
                              14.27
                              14.39
                              14.39
                              14.41
                              14.4
                              14.44
                              14.47
                              14.45
                              14.39
                              14.34
                              14.37
                              14.38
                              14.45
                              14.36
                              14.39
                              14.33
                              14.29
                              14.21
                              14.26
                              14.34
                              14.2
                              14.18
                              14.021
                              14.03
                              13.92
                              14
                              13.8
                              13.68
                              13.6601
                              13.66
                              13.75
                              13.68
                              13.82
                              13.79
                              13.89
                              13.87
                              13.87
                              13.87
                              13.63
                              13.7
                              13.76
                              13.8
                              13.76
                              13.67
                              13.76
                              13.66
                              13.54
                              13.62
                              13.55
                              13.5
                              13.56
                              13.59
                              13.55
                              13.61
                              13.71
                              13.74
                              13.73
                              13.66
                              13.67
                              13.78
                              13.89
                              13.93
                              13.89
                              13.9
                              13.87
                              13.92
                              13.89
                              13.92
                              13.9
                              13.84
                              13.79
                              13.81
                              13.82
                              13.83
                              13.84
                              13.7
                              13.69
                              13.65
                              13.55
                              13.57
                              13.46
                              13.62
                              13.66
                              13.71
                              13.7
                              13.66
                              13.66
                              13.65
                              13.7199
                              13.64
                              13.71
                              13.71
                              13.6
                              13.65
                              13.72
                              13.85
                              13.99
                              14.05
                              14.04
                              14.08
                              14.06
                              14.02
                              14.16
                              14.05
                              14.05
                              14.13
                              14.12
                              14.09
                              14.05
                              14.16
                              14.09
                              14
                              14.09
                              14.21
                              14.12
                              14.1
                              14.12
                              14.34
                              14.21
                              14.29
                              14.31
                              14.45
                              14.37
                              14.4
                              14.39
                              14.45
                              14.36
                              14.22
                              14.2
                              14.21
                              14.23
                              14.27
                              14.16
                              14.14
                              14.23
                              14.15
                              14.23
                              14.19
                              14.2
                              14.2
                              14.2
                              14.37
                              14.37
                              14.3
                              14.28
9/30/06                       14.28

FUND SNAPSHOT
-------------------------------------
Share Price                    14.28
-------------------------------------
Net Asset Value                14.76
-------------------------------------
Premium/(Discount) to NAV     -3.25%
-------------------------------------
Market Yield                   4.79%
-------------------------------------
Taxable-Equivalent Yield1      6.65%
-------------------------------------
Net Assets ($000)           $241,808
-------------------------------------
Average Effective
Maturity on Securities (Years) 14.32
-------------------------------------
Modified Duration               4.81
-------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/19/92)
-------------------------------------
           ON SHARE PRICE    ON NAV
-------------------------------------
6-Month
(Cumulative)    2.96%         3.35%
-------------------------------------
1-Year          2.98%         4.78%
-------------------------------------
5-Year          5.93%         5.34%
-------------------------------------
10-Year         5.73%         5.61%
-------------------------------------

STATES
(as a % of total municipal bonds)
-------------------------------------
Illinois                       14.3%
-------------------------------------
Colorado                       12.9%
-------------------------------------
Washington                      9.4%
-------------------------------------
Texas                           9.3%
-------------------------------------
Indiana                         8.4%
-------------------------------------
South Carolina                  7.8%
-------------------------------------
Nevada                          6.9%
-------------------------------------
California                      4.8%
-------------------------------------
Florida                         4.4%
-------------------------------------
New Jersey                      2.3%
-------------------------------------
Oklahoma                        2.2%
-------------------------------------
Michigan                        1.7%
-------------------------------------
New Mexico                      1.7%
-------------------------------------
Wisconsin                       1.7%
-------------------------------------
Mississippi                     1.6%
-------------------------------------
Other                          10.6%
-------------------------------------

INDUSTRIES
(as a % of total investments)
-------------------------------------
Health Care                    22.3%
-------------------------------------
U.S. Guaranteed                19.4%
-------------------------------------
Transportation                 14.7%
-------------------------------------
Tax Obligation/General         11.9%
-------------------------------------
Tax Obligation/Limited         10.8%
-------------------------------------
Utilities                       8.4%
-------------------------------------
Consumer Staples                5.4%
-------------------------------------
Other                           7.1%
-------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.0006 per share.

Nuveen Select Tax-Free Income Portfolio 2
NXQ

Performance
      OVERVIEW As of September 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total municipal bonds)
AAA/U.S. Guaranteed              61%
AA                               17%
A                                11%
BBB                              11%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                            0.055
Nov                            0.055
Dec                            0.053
Jan                            0.053
Feb                            0.053
Mar                            0.053
Apr                            0.053
May                            0.053
Jun                            0.053
Jul                            0.053
Aug                            0.053
Sep                            0.053

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/01/05                      13.58
                              13.53
                              13.5301
                              13.45
                              13.6
                              13.53
                              13.49
                              13.34
                              13.29
                              13.29
                              13.33
                              13.31
                              13.33
                              13.29
                              13.42
                              13.49
                              13.44
                              13.2
                              13.34
                              13.26
                              13.47
                              13.38
                              13.34
                              13.32
                              13.34
                              13.33
                              13.42
                              13.42
                              13.42
                              13.4
                              13.37
                              13.3
                              13.37
                              13.37
                              13.36
                              13.43
                              13.35
                              13.42
                              13.35
                              13.4
                              13.34
                              13.37
                              13.34
                              13.32
                              13.32
                              13.26
                              13.32
                              13.34
                              13.34
                              13.31
                              13.14
                              13.14
                              13.22
                              13.27
                              13.26
                              13.26
                              13.21
                              13.2
                              13.31
                              13.29
                              13.33
                              13.27
                              13.33
                              13.33
                              13.33
                              13.38
                              13.38
                              13.38
                              13.39
                              13.37
                              13.27
                              13.25
                              13.31
                              13.32
                              13.32
                              13.27
                              13.28
                              13.28
                              13.37
                              13.34
                              13.31
                              13.32
                              13.37
                              13.41
                              13.31
                              13.32
                              13.34
                              13.41
                              13.38
                              13.41
                              13.35
                              13.41
                              13.39
                              13.31
                              13.32
                              13.32
                              13.4
                              13.47
                              13.44
                              13.4
                              13.43
                              13.37
                              13.4
                              13.42
                              13.38
                              13.34
                              13.24
                              13.22
                              13.23
                              13.293
                              13.3
                              13.32
                              13.32
                              13.27
                              13.38
                              13.34
                              13.37
                              13.44
                              13.5
                              13.46
                              13.5
                              13.489
                              13.49
                              13.5
                              13.5
                              13.37
                              13.4
                              13.42
                              13.35
                              13.35
                              13.28
                              13.29
                              13.23
                              13.21
                              13.14
                              13.14
                              13.21
                              13.17
                              13.18
                              13.23
                              13.23
                              13.19
                              13.32
                              13.37
                              13.43
                              13.43
                              13.4
                              13.31
                              13.32
                              13.31
                              13.31
                              13.24
                              13.26
                              13.25
                              13.19
                              13.21
                              13.27
                              13.17
                              13.17
                              13.26
                              13.37
                              13.16
                              13.3
                              13.34
                              13.32
                              13.37
                              13.32
                              13.4
                              13.39
                              13.35
                              13.33
                              13.44
                              13.3
                              13.3
                              13.4
                              13.32
                              13.25
                              13.3
                              13.2
                              13.24
                              13.28
                              13.14
                              13.25
                              13.1201
                              13.19
                              13.12
                              13.23
                              13.15
                              13.23
                              13.29
                              13.16
                              13.14
                              13.15
                              13.18
                              13.13
                              13.2
                              13.14
                              13.13
                              13.09
                              13.13
                              13.08
                              13.18
                              13.14
                              13.2
                              13.22
                              13.22
                              13.19
                              13.2
                              13.24
                              13.31
                              13.44
                              13.37
                              13.37
                              13.37
                              13.32
                              13.37
                              13.35
                              13.38
                              13.29
                              13.3
                              13.37
                              13.35
                              13.37
                              13.45
                              13.49
                              13.43
                              13.39
                              13.45
                              13.49
                              13.56
                              13.53
                              13.55
                              13.45
                              13.54
                              13.53
                              13.4
                              13.4
                              13.44
                              13.57
                              13.46
                              13.6299
                              13.54
                              13.6
                              13.47
                              13.65
                              13.62
                              13.55
                              13.58
                              13.6
                              13.69
                              13.59
                              13.65
                              13.58
9/30/06                       13.58

FUND SNAPSHOT
-------------------------------------
Share Price                    13.58
-------------------------------------
Net Asset Value                14.61
-------------------------------------
Premium/(Discount) to NAV     -7.05%
-------------------------------------
Market Yield                   4.68%
-------------------------------------
Taxable-Equivalent Yield1      6.50%
-------------------------------------
Net Assets ($000)           $257,318
-------------------------------------
Average Effective
Maturity on Securities (Years) 17.19
-------------------------------------
Modified Duration               5.05
-------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/21/92)
-------------------------------------
           ON SHARE PRICE    ON NAV
-------------------------------------
6-Month
(Cumulative)    4.00%         3.43%
-------------------------------------
1-Year          5.15%         5.28%
-------------------------------------
5-Year          5.20%         5.16%
-------------------------------------
10-Year         5.40%         5.47%
-------------------------------------

STATES
(as a % of total municipal bonds)
-------------------------------------
Illinois                       13.2%
-------------------------------------
Texas                          13.1%
-------------------------------------
Colorado                        9.5%
-------------------------------------
Nevada                          7.6%
-------------------------------------
California                      7.5%
-------------------------------------
New York                        4.8%
-------------------------------------
South Carolina                  4.5%
-------------------------------------
Washington                      3.6%
-------------------------------------
Massachusetts                   3.2%
-------------------------------------
Indiana                         3.1%
-------------------------------------
Pennsylvania                    2.6%
-------------------------------------
Vermont                         2.6%
-------------------------------------
New Mexico                      2.5%
-------------------------------------
Florida                         2.3%
-------------------------------------
Iowa                            2.3%
-------------------------------------
Louisiana                       2.1%
-------------------------------------
Rhode Island                    2.1%
-------------------------------------
Michigan                        2.0%
-------------------------------------
Other                          11.4%
-------------------------------------

INDUSTRIES
(as a % of total investments)
-------------------------------------
Health Care                    21.2%
-------------------------------------
Transportation                 15.7%
-------------------------------------
Tax Obligation/Limited         12.6%
-------------------------------------
U.S. Guaranteed                11.4%
-------------------------------------
Tax Obligation/General          8.8%
-------------------------------------
Utilities                       7.6%
-------------------------------------
Consumer Staples                5.5%
-------------------------------------
Water and Sewer                 4.4%
-------------------------------------
Other                          12.8%
-------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.0148 per share.

Nuveen Select Tax-Free Income Portfolio 3
NXR

Performance
      OVERVIEW As of September 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total municipal bonds)
AAA/U.S. Guaranteed              51%
AA                               23%
A                                17%
BBB                               9%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0535
Nov                           0.0535
Dec                           0.0535
Jan                           0.0535
Feb                           0.0535
Mar                           0.0535
Apr                           0.0535
May                           0.0535
Jun                           0.0535
Jul                           0.0535
Aug                           0.0535
Sep                           0.0535

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/01/05                      13.32
                              13.34
                              13.39
                              13.26
                              13.32
                              13.23
                              13.34
                              13.17
                              13.14
                              13.16
                              13.06
                              13.16
                              13.17
                              13.07
                              13.2
                              13.15
                              13.2
                              13.07
                              13.02
                              13.08
                              13.22
                              13.24
                              13.26
                              13.16
                              13.31
                              13.19
                              13.27
                              13.27
                              13.25
                              13.12
                              13.04
                              13.14
                              13.06
                              13.09
                              13.15
                              13.24
                              13.18
                              13.23
                              13.15
                              13.28
                              13.3
                              13.32
                              13.1508
                              13.23
                              13.24
                              13.3
                              13.24
                              13.27
                              13.39
                              13.3
                              13.2
                              13.12
                              13.21
                              13.27
                              13.2
                              13.25
                              13.2
                              13.17
                              13.3
                              13.28
                              13.27
                              13.25
                              13.31
                              13.31
                              13.27
                              13.27
                              13.22
                              13.27
                              13.28
                              13.32
                              13.2
                              13.23
                              13.28
                              13.27
                              13.31
                              13.31
                              13.31
                              13.3
                              13.32
                              13.29
                              13.3
                              13.21
                              13.31
                              13.34
                              13.23
                              13.23
                              13.37
                              13.3
                              13.22
                              13.26
                              13.29
                              13.33
                              13.34
                              13.34
                              13.32
                              13.36
                              13.42
                              13.5
                              13.42
                              13.4
                              13.38
                              13.31
                              13.5
                              13.45
                              13.4
                              13.22
                              13.21
                              13.17
                              13.29
                              13.23
                              13.25
                              13.25
                              13.25
                              13.18
                              13.2
                              13.13
                              13.26
                              13.21
                              13.22
                              13.18
                              13.23
                              13.3
                              13.28
                              13.39
                              13.32
                              13.45
                              13.46
                              13.44
                              13.41
                              13.37
                              13.31
                              13.41
                              13.24
                              13.12
                              13.23
                              13.2
                              13.12
                              13.16
                              13.14
                              13.18
                              13.29
                              13.18
                              13.22
                              13.1878
                              13.24
                              13.24
                              13.15
                              13.22
                              13.25
                              13.2
                              13.21
                              13.19
                              13.2
                              13.2
                              13.15
                              13.17
                              13.15
                              13.09
                              13.04
                              13.15
                              13.18
                              13.14
                              13.1
                              13.13
                              13.15
                              13.22
                              13.12
                              13.24
                              13.2201
                              13.27
                              13.32
                              13.28
                              13.25
                              13.26
                              13.2501
                              13.35
                              13.22
                              13.08
                              13.2399
                              13.27
                              13.11
                              13.1
                              13.11
                              13.08
                              13.15
                              13
                              13.02
                              13.11
                              13.11
                              13.19
                              13.18
                              13.1
                              13.11
                              13.15
                              13.08
                              13.11
                              13.04
                              13.03
                              13.01
                              13.14
                              13.14
                              13.07
                              13.13
                              13.1
                              13.19
                              13.19
                              13.22
                              13.28
                              13.24
                              13.38
                              13.41
                              13.43
                              13.48
                              13.57
                              13.43
                              13.4
                              13.34
                              13.36
                              13.33
                              13.41
                              13.39
                              13.41
                              13.44
                              13.5
                              13.51
                              13.58
                              13.5
                              13.51
                              13.5
                              13.63
                              13.72
                              13.7
                              13.7399
                              13.69
                              13.73
                              13.63
                              13.53
                              13.55
                              13.55
                              13.57
                              13.53
                              13.57
                              13.54
                              13.53
                              13.59
                              13.51
                              13.5
                              13.59
                              13.57
                              13.61
                              13.57
                              13.66
                              13.6
9/30/06                       13.6


FUND SNAPSHOT
-------------------------------------
Share Price                    13.60
-------------------------------------
Net Asset Value                14.46
-------------------------------------
Premium/(Discount) to NAV     -5.95%
-------------------------------------
Market Yield                   4.72%
-------------------------------------
Taxable-Equivalent Yield1      6.56%
-------------------------------------
Net Assets ($000)           $187,517
-------------------------------------
Average Effective
Maturity on Securities (Years) 16.14
-------------------------------------
Modified Duration               5.10
-------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/24/92)
-------------------------------------
           ON SHARE PRICE    ON NAV
-------------------------------------
6-Month
(Cumulative)    3.56%         3.48%
-------------------------------------
1-Year          7.69%         5.18%
-------------------------------------
5-Year          5.69%         5.16%
-------------------------------------
10-Year         5.90%         5.60%
-------------------------------------

STATES
(as a % of total municipal bonds)
-------------------------------------
Illinois                       18.2%
-------------------------------------
Texas                          10.8%
-------------------------------------
Colorado                        7.0%
-------------------------------------
California                      6.7%
-------------------------------------
Indiana                         6.5%
-------------------------------------
Florida                         5.6%
-------------------------------------
Iowa                            5.4%
-------------------------------------
South Carolina                  5.0%
-------------------------------------
Nevada                          4.9%
-------------------------------------
North Carolina                  4.3%
-------------------------------------
Michigan                        3.7%
-------------------------------------
New York                        3.5%
-------------------------------------
Nebraska                        2.5%
-------------------------------------
Pennsylvania                    2.5%
-------------------------------------
New Mexico                      2.2%
-------------------------------------
Other                          11.2%
-------------------------------------

INDUSTRIES
(as a % of total investments)
-------------------------------------
Health Care                    22.5%
-------------------------------------
Utilities                      17.6%
-------------------------------------
U.S. Guaranteed                13.3%
-------------------------------------
Tax Obligation/Limited         11.9%
-------------------------------------
Transportation                  9.2%
-------------------------------------
Tax Obligation/General          8.6%
-------------------------------------
Education and Civic
  Organizations                 6.1%
-------------------------------------
Consumer Staples                5.0%
-------------------------------------
Other                           5.8%
-------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.0029 per share.

Nuveen California Select Tax-Free Income Portfolio
NXC

Performance
      OVERVIEW As of September 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              69%
AA                                3%
A                                18%
BBB                               8%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0535
Nov                           0.0535
Dec                           0.0535
Jan                           0.0535
Feb                           0.0535
Mar                           0.0535
Apr                           0.0535
May                           0.0535
Jun                           0.0535
Jul                           0.0535
Aug                           0.0535
Sep                           0.0535

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/01/05                      13.32
                              13.34
                              13.39
                              13.26
                              13.32
                              13.23
                              13.34
                              13.17
                              13.14
                              13.16
                              13.06
                              13.16
                              13.17
                              13.07
                              13.2
                              13.15
                              13.2
                              13.07
                              13.02
                              13.08
                              13.22
                              13.24
                              13.26
                              13.16
                              13.31
                              13.19
                              13.27
                              13.27
                              13.25
                              13.12
                              13.04
                              13.14
                              13.06
                              13.09
                              13.15
                              13.24
                              13.18
                              13.23
                              13.15
                              13.28
                              13.3
                              13.32
                              13.1508
                              13.23
                              13.24
                              13.3
                              13.24
                              13.27
                              13.39
                              13.3
                              13.2
                              13.12
                              13.21
                              13.27
                              13.2
                              13.25
                              13.2
                              13.17
                              13.3
                              13.28
                              13.27
                              13.25
                              13.31
                              13.31
                              13.27
                              13.27
                              13.22
                              13.27
                              13.28
                              13.32
                              13.2
                              13.23
                              13.28
                              13.27
                              13.31
                              13.31
                              13.31
                              13.3
                              13.32
                              13.29
                              13.3
                              13.21
                              13.31
                              13.34
                              13.23
                              13.23
                              13.37
                              13.3
                              13.22
                              13.26
                              13.29
                              13.33
                              13.34
                              13.34
                              13.32
                              13.36
                              13.42
                              13.5
                              13.42
                              13.4
                              13.38
                              13.31
                              13.5
                              13.45
                              13.4
                              13.22
                              13.21
                              13.17
                              13.29
                              13.23
                              13.25
                              13.25
                              13.25
                              13.18
                              13.2
                              13.13
                              13.26
                              13.21
                              13.22
                              13.18
                              13.23
                              13.3
                              13.28
                              13.39
                              13.32
                              13.45
                              13.46
                              13.44
                              13.41
                              13.37
                              13.31
                              13.41
                              13.24
                              13.12
                              13.23
                              13.2
                              13.12
                              13.16
                              13.14
                              13.18
                              13.29
                              13.18
                              13.22
                              13.1878
                              13.24
                              13.24
                              13.15
                              13.22
                              13.25
                              13.2
                              13.21
                              13.19
                              13.2
                              13.2
                              13.15
                              13.17
                              13.15
                              13.09
                              13.04
                              13.15
                              13.18
                              13.14
                              13.1
                              13.13
                              13.15
                              13.22
                              13.12
                              13.24
                              13.2201
                              13.27
                              13.32
                              13.28
                              13.25
                              13.26
                              13.2501
                              13.35
                              13.22
                              13.08
                              13.2399
                              13.27
                              13.11
                              13.1
                              13.11
                              13.08
                              13.15
                              13
                              13.02
                              13.11
                              13.11
                              13.19
                              13.18
                              13.1
                              13.11
                              13.15
                              13.08
                              13.11
                              13.04
                              13.03
                              13.01
                              13.14
                              13.14
                              13.07
                              13.13
                              13.1
                              13.19
                              13.19
                              13.22
                              13.28
                              13.24
                              13.38
                              13.41
                              13.43
                              13.48
                              13.57
                              13.43
                              13.4
                              13.34
                              13.36
                              13.33
                              13.41
                              13.39
                              13.41
                              13.44
                              13.5
                              13.51
                              13.58
                              13.5
                              13.51
                              13.5
                              13.63
                              13.72
                              13.7
                              13.7399
                              13.69
                              13.73
                              13.63
                              13.53
                              13.55
                              13.55
                              13.57
                              13.53
                              13.57
                              13.54
                              13.53
                              13.59
                              13.51
                              13.5
                              13.59
                              13.57
                              13.61
                              13.57
                              13.66
                              13.6
9/30/06                       13.6

FUND SNAPSHOT
-------------------------------------
Share Price                    13.99
-------------------------------------
Net Asset Value                14.79
-------------------------------------
Premium/(Discount) to NAV     -5.41%
-------------------------------------
Market Yield                   4.55%
-------------------------------------
Taxable-Equivalent Yield1      6.95%
-------------------------------------
Net Assets ($000)            $92,566
-------------------------------------
Average Effective
Maturity on Securities (Years) 14.97
-------------------------------------
Modified Duration               5.71
-------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
-------------------------------------
           ON SHARE PRICE    ON NAV
-------------------------------------
6-Month
(Cumulative)    5.59%         3.74%
-------------------------------------
1-Year          3.44%         5.26%
-------------------------------------
5-Year          5.23%         5.26%
-------------------------------------
10-Year         5.57%         5.53%
-------------------------------------

INDUSTRIES
(as a % of total investments)
-------------------------------------
Tax Obligation/General         23.9%
-------------------------------------
Tax Obligation/Limited         17.9%
-------------------------------------
U.S. Guaranteed                15.3%
-------------------------------------
Health Care                    11.4%
-------------------------------------
Education and Civic
  Organizations                 9.4%
-------------------------------------
Transportation                  8.3%
-------------------------------------
Water and Sewer                 5.1%
-------------------------------------
Other                           8.7%
-------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0607 per share.

Nuveen New York Select Tax-Free Income Portfolio
NXN

Performance
      OVERVIEW As of September 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              78%
AA                               14%
A                                 2%
BBB                               5%
BB or Lower                       1%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                            0.051
Nov                            0.051
Dec                            0.051
Jan                            0.051
Feb                            0.051
Mar                            0.051
Apr                            0.051
May                            0.051
Jun                            0.051
Jul                            0.051
Aug                            0.051
Sep                            0.051

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/01/05                      13.8
                              13.61
                              13.56
                              13.57
                              13.42
                              13.35
                              13.47
                              13.38
                              13.29
                              13.12
                              13.13
                              12.98
                              12.97
                              12.96
                              12.93
                              13.02
                              13.06
                              13
                              13.16
                              13.1
                              13
                              13.04
                              13.01
                              13.01
                              13.0299
                              12.98
                              13
                              13.07
                              13.05
                              13.05
                              12.5
                              12.74
                              12.75
                              12.87
                              12.86
                              12.87
                              12.82
                              12.78
                              12.8
                              12.89
                              12.85
                              12.82
                              12.89
                              12.91
                              12.96
                              12.98
                              12.95
                              13.18
                              12.96
                              12.88
                              12.82
                              12.76
                              12.75
                              12.95
                              12.86
                              12.9
                              12.82
                              12.86
                              12.92
                              12.87
                              12.98
                              13.12
                              13.08
                              13.08
                              13.15
                              13.29
                              13.35
                              13.3
                              13.22
                              13.35
                              13.35
                              13.29
                              13.2
                              13.24
                              13.25
                              13.24
                              13.28
                              13.35
                              13.3
                              13.25
                              13.2
                              13.12
                              13.15
                              13.17
                              13.18
                              13.14
                              13.06
                              13.1
                              13.12
                              13.18
                              13.16
                              13.22
                              13.18
                              13.18
                              13.21
                              13.18
                              13.29
                              13.3
                              13.25
                              13.24
                              13.29
                              13.29
                              13.35
                              13.27
                              13.36
                              13.33
                              13.11
                              13.15
                              13.18
                              13.23
                              13.26
                              13.17
                              13.13
                              13.16
                              13.25
                              13.2
                              13.33
                              13.19
                              13.26
                              13.2
                              13.2
                              13.27
                              13.22
                              13.45
                              13.44
                              13.35
                              13.2
                              13.28
                              13.25
                              13.3
                              13.24
                              13.27
                              13.11
                              13.06
                              13.03
                              13.14
                              13.2
                              13.3
                              13.25
                              13.32
                              13.24
                              13.23
                              13.27
                              13.28
                              13.31
                              13.31
                              13.3
                              13.29
                              13.15
                              13.08
                              13.22
                              13.19
                              13.1
                              13.12
                              13
                              12.95
                              12.9
                              12.93
                              12.95
                              13.02
                              13.05
                              12.98
                              13.01
                              13.05
                              13.02
                              13.03
                              13.05
                              13.14
                              13.15
                              13.15
                              13.28
                              13.25
                              13.25
                              13.26
                              13.3
                              13.24
                              13.1
                              13.06
                              13.06
                              13.09
                              13.05
                              13.08
                              12.9
                              12.86
                              13.02
                              13.03
                              12.98
                              13.03
                              13.03
                              13.1
                              13.1
                              12.99
                              13.02
                              13.06
                              13.05
                              13.08
                              13.08
                              13.1
                              13.13
                              13.18
                              13.18
                              13.15
                              13.12
                              13.17
                              13.09
                              13.15
                              13.19
                              13.3
                              13.28
                              13.31
                              13.35
                              13.48
                              13.64
                              13.59
                              13.35
                              13.31
                              13.57
                              13.6
                              13.48
                              13.59
                              13.61
                              13.61
                              13.55
                              13.55
                              13.49
                              13.67
                              13.61
                              13.69
                              13.73
                              13.56
                              13.52
                              13.46
                              13.51
                              13.51
                              13.57
                              13.51
                              13.37
                              13.34
                              13.26
                              13.4
                              13.29
                              13.3
                              13.29
                              13.28
                              13.36
                              13.35
                              13.27
                              13.75
                              13.8
                              13.83
                              13.69
                              13.61
                              13.6
9/30/06                       13.6

FUND SNAPSHOT
-------------------------------------
Share Price                    13.60
-------------------------------------
Net Asset Value                14.37
-------------------------------------
Premium/(Discount) to NAV     -5.36%
-------------------------------------
Market Yield                   4.50%
-------------------------------------
Taxable-Equivalent Yield1      6.72%
-------------------------------------
Net Assets ($000)            $56,177
-------------------------------------
Average Effective
Maturity on Securities (Years) 15.62
-------------------------------------
Modified Duration               5.07
-------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
-------------------------------------
           ON SHARE PRICE    ON NAV
-------------------------------------
6-Month
(Cumulative)    4.23%         3.47%
-------------------------------------
1-Year          5.62%         4.64%
-------------------------------------
5-Year          5.21%         4.99%
-------------------------------------
10-Year         5.63%         5.30%
-------------------------------------

INDUSTRIES
(as a % of total investments)
-------------------------------------
Tax Obligation/Limited         13.6%
-------------------------------------
Health Care                    13.2%
-------------------------------------
Water and Sewer                12.4%
-------------------------------------
U.S. Guaranteed                11.9%
-------------------------------------
Long-Term Care                 11.5%
-------------------------------------
Education and Civic
  Organizations                 8.6%
-------------------------------------
Housing/Single Family           8.3%
-------------------------------------
Tax Obligation/General          6.4%
-------------------------------------
Utilities                       5.4%
-------------------------------------
Other                           8.7%
-------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.0655 per share.

Shareholder
      MEETING REPORT

The shareholder meeting was held on August 1, 2006, at The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675.

                                                                     NXP            NXQ            NXR            NXC          NXN

APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
Lawrence H. Brown
      For                                                     15,117,406     15,357,382     11,859,329      5,727,421    3,664,392
      Withhold                                                    57,012        592,491         63,039         43,072       31,565
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================
Timothy R. Schwertfeger
      For                                                     15,119,862     15,364,036     11,861,740      5,727,421    3,665,576
      Withhold                                                    54,556        585,837         60,628         43,072       30,381
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================
Judith M. Stockdale
      For                                                     15,121,186     15,361,836     11,861,679      5,727,421    3,665,592
      Withhold                                                    53,232        588,037         60,689         43,072       30,365
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================

CLASS II
William C. Hunter
      For                                                     15,120,886     15,363,636     11,849,208      5,727,421    3,663,592
      Withhold                                                    53,532        586,237         73,160         43,072       32,365
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================
David J. Kundert
      For                                                     15,120,392     15,361,190     11,860,342      5,727,421    3,664,576
      Withhold                                                    54,026        588,683         62,026         43,072       31,381
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================
Eugene S. Sunshine
      For                                                     15,120,012     15,362,190     11,850,738      5,727,421    3,664,392
      Withhold                                                    54,406        587,683         71,630         43,072       31,565
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================

CLASS III
Robert P. Bremner
      For                                                     15,106,660     15,342,685     11,849,366      5,727,421    3,663,576
      Withhold                                                    67,758        607,188         73,002         43,072       32,381
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================
Jack B. Evans
      For                                                     15,118,513     15,361,790     11,858,784      5,727,421    3,664,592
      Withhold                                                    55,905        588,083         63,584         43,072       31,365
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================
William J. Schneider
      For                                                     15,118,513     15,363,036     11,859,967      5,727,421    3,665,592
      Withhold                                                    55,905        586,837         62,401         43,072       30,365
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                   15,174,418     15,949,873     11,922,368      5,770,493    3,695,957
====================================================================================================================================

                        Nuveen Select Tax-Free Income Portfolio (NXP)
                        Portfolio of
                                INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM MUNICIPAL BONDS - 98.4%


                ALASKA - 1.1%

$       2,475   Alaska Municipal Bond Bank Authority, General Obligation Bonds,      12/13 at 100.00         AAA     $    2,685,375
                 Series 2003E, 5.250%, 12/01/23 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 4.7%

        2,000   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA          1,613,500
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,747,441
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

          200   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA            207,346
                 Refunding, Merrithew Memorial Hospital Replacement,
                 Series 1997, 5.375%, 11/01/17 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,399,870
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,130   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          1,170,816
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41 - FGIC Insured

          365   Los Angeles, California, Parking System Revenue Bonds,                5/09 at 101.00         AAA            381,045
                 Series 1999A, 5.250%, 5/01/29 - AMBAC Insured

          750   Tobacco Securitization Authority of Northern California, Tobacco      6/15 at 100.00         BBB            780,082
                 Settlement Asset-Backed Bonds, Series 2005A-1,
                 5.500%, 6/01/45

------------------------------------------------------------------------------------------------------------------------------------
       10,770   Total California                                                                                         11,300,100
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 12.7%

        1,300   Colorado Health Facilities Authority, Revenue Bonds,                  3/12 at 100.00          AA          1,396,460
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22

        1,700   Colorado Health Facilities Authority, Revenue Bonds, Catholic         3/12 at 100.00      AA (3)          1,846,421
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)

        1,000   Colorado Water Resources and Power Development Authority,            11/10 at 100.00         AAA          1,078,780
                 Small Water Resources Revenue Bonds, Series 2000A,
                 5.800%, 11/01/20 - FGIC Insured

       10,750   Denver City and County, Colorado, Airport System Revenue                No Opt. Call          A+         12,158,676
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

          640   Denver City and County, Colorado, Airport System Revenue             11/06 at 101.00         AAA            647,936
                 Bonds, Series 1996A, 5.500%, 11/15/25 (Pre-refunded 11/15/06) -
                 MBIA Insured

          230   Denver City and County, Colorado, Airport System Revenue             11/06 at 101.00         AAA            232,852
                 Bonds, Series 1996D, 5.500%, 11/15/25 (Pre-refunded 11/15/06) -
                 MBIA Insured

        5,000   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          5,362,300
                 Refunding Bonds, Series 2001A, 5.625%, 11/15/17 -
                 FGIC Insured (Alternative Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior           12/13 at 100.00         AAA          3,243,180
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/23 (Pre-refunded 12/01/13) - XLCA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          1,358,450
                 Bonds, Series 2000B, 0.000%, 9/01/28 (Pre-refunded
                 9/01/10) - MBIA Insured

        3,160   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA          3,447,497
                 Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/20 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       31,780   Total Colorado                                                                                           30,772,552
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.5%

        1,000   District of Columbia, Hospital Revenue Refunding Bonds,               2/07 at 102.00         AAA          1,021,610
                 Medlantic Healthcare Group, Series 1996A, 5.750%, 8/15/16 -
                 MBIA Insured (ETM)


                                       18

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA (continued)

$         265   District of Columbia, Revenue Bonds, Catholic University of          10/09 at 101.00         AAA     $      281,059
                 America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,265   Total District of Columbia                                                                                1,302,669
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 4.4%

       10,000   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2         10,526,000
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/17
------------------------------------------------------------------------------------------------------------------------------------

                HAWAII - 0.6%

        1,330   Hawaii, Certificates of Participation, Kapolei State Office          11/08 at 101.00         AAA          1,375,233
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 14.1%

        1,965   Board of Trustees of Southern Illinois University, Housing              No Opt. Call         AAA          1,097,433
                 and Auxiliary Facilities System Revenue Bonds, Series 1999A,
                 0.000%, 4/01/20 - MBIA Insured

                Chicago Heights, Illinois, General Obligation Corporate Purpose
                Bonds, Series 1993:
        3,820    5.650%, 12/01/15 - FGIC Insured                                     12/08 at 100.00         AAA          3,969,820
        2,600    5.650%, 12/01/17 - FGIC Insured                                     12/08 at 100.00         AAA          2,701,816

          195   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa            211,979
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

          805   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa            884,365
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured

        1,000   Illinois Educational Facilities Authority, Revenue Bonds,             5/08 at 101.00           A          1,026,120
                 Midwestern University, Series 1998B, 5.500%, 5/15/18 -
                 ACA Insured

          600   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00    Baa3 (3)            671,772
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22
                 (Pre-refunded 5/01/12)

        4,000   Illinois Finance Authority, Revenue Bonds, Northwestern               8/14 at 100.00         AA+          4,371,600
                 Memorial Hospital, Series 2004A, 5.500%, 8/15/43

        1,320   Illinois Health Facilities Authority, Revenue Bonds, Decatur         10/11 at 100.00           A          1,400,810
                 Memorial Hospital, Series 2001, 5.600%, 10/01/16

        2,700   Illinois Health Facilities Authority, Revenue Bonds, Lake             7/12 at 100.00          A-          2,956,095
                 Forest Hospital, Series 2002A, 6.000%, 7/01/17

        2,275   Illinois Health Facilities Authority, Revenue Refunding               1/13 at 100.00          A2          2,536,989
                 Bonds, Elmhurst Memorial Healthcare, Series 2002,
                 6.250%, 1/01/17

        1,075   Illinois Health Facilities Authority, Revenue Refunding                 No Opt. Call     N/R (3)          1,107,121
                 Bonds, Evangelical Hospitals Corporation, Series 1992B,
                 6.500%, 4/15/09 (ETM)

        3,125   Metropolitan Pier and Exposition Authority, Illinois, Revenue           No Opt. Call         AAA          2,008,469
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 0.000%, 6/15/17 - FGIC Insured

          810   Metropolitan Pier and Exposition Authority, Illinois, Revenue           No Opt. Call         AAA            279,385
                 Bonds, McCormick Place Expansion Project, Series 2002A,
                 0.000%, 6/15/30 - MBIA Insured

        5,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          5,288,450
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,        12/14 at 100.00         AAA          1,395,849
                 5.250%, 12/01/34 - FGIC Insured

                Yorkville, Illinois, General Obligation Debt Certificates,
                Series 2003:
        1,000    5.000%, 12/15/19 - RAAI Insured                                     12/11 at 100.00          AA          1,036,320
        1,000    5.000%, 12/15/20 - RAAI Insured                                     12/11 at 100.00          AA          1,034,900

------------------------------------------------------------------------------------------------------------------------------------
       34,590   Total Illinois                                                                                           33,979,293
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 8.3%

        5,000   Duneland School Building Corporation, Indiana, First Mortgage         2/09 at 101.00         AAA          5,198,750
                 Refunding Bonds, Series 1999, 5.125%, 2/01/18 - MBIA Insured

        1,000   Franklin Community Multi-School Building Corporation, Marion          7/14 at 100.00         AAA          1,060,500
                 County, Indiana, First Mortgage Revenue Bonds, Series 2004,
                 5.000%, 7/15/22 - FGIC Insured


                                       19

                        Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       2,000   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA     $    2,333,460
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        9,855   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA         10,637,388
                 Waterworks Project, Series 2002A, 5.125%, 7/01/21
                 (Pre-refunded 7/01/12) - MBIA Insured

          750   West Clark 2000 School Building Corporation, Clark County,            1/15 at 100.00         AAA            797,827
                 Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,605   Total Indiana                                                                                            20,027,925
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.3%

          750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas               6/14 at 100.00         AAA            803,640
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 0.5%

        1,100   Jefferson County, Kentucky, Health System Revenue Bonds,             10/08 at 101.00         AAA          1,136,036
                 Alliant Health System Inc., Series 1998, 5.125%, 10/01/18 -
                 MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 0.4%

        1,000   Tobacco Settlement Financing Corporation, Louisiana, Tobacco          5/11 at 101.00         BBB          1,060,000
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 0.8%

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00          AA            550,560
                 Revenue Bonds, Partners HealthCare System Inc., Series 2001C,
                 6.000%, 7/01/17

        1,055   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          1,077,936
                 System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 -
                 MBIA Insured

          410   Massachusetts Turnpike Authority, Metropolitan Highway                1/09 at 101.00         AAA            421,115
                 System Revenue Bonds, Subordinate Series 1999A,
                 5.000%, 1/01/39 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,965   Total Massachusetts                                                                                       2,049,611
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 1.7%

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         BB-          1,012,470
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,072,898
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

------------------------------------------------------------------------------------------------------------------------------------
        3,900   Total Michigan                                                                                            4,085,368
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.1%

          325   Minnesota Housing Finance Agency, Single Family Mortgage              7/08 at 101.00         AA+            327,649
                 Revenue Bonds, Series 1995A, 5.200%, 1/01/17
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 1.6%

        3,600   Calhoun County, Mississippi, Solid Waste Disposal Revenue             4/07 at 103.00         BBB          3,750,912
                 Bonds, Weyerhauser Company Project, Series 1992,
                 6.875%, 4/01/16 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 0.7%

        5,000   Kansas City Municipal Assistance Corporation, Missouri,                 No Opt. Call         AAA          1,729,550
                 Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/30 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 6.8%

        2,500   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          2,651,125
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        2,360    0.000%, 1/01/21 - AMBAC Insured                                        No Opt. Call         AAA          1,260,169
        3,500    0.000%, 1/01/22 - AMBAC Insured                                        No Opt. Call         AAA          1,777,790
        6,025    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA          6,269,555


                                       20

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA (continued)

$       1,515   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA     $    1,640,397
                 Series 2002, 5.500%, 6/01/21 - FGIC Insured

        2,555   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          2,804,394
                 Series 2002, 5.500%, 6/01/21 (Pre-refunded 6/01/12) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,455   Total Nevada                                                                                             16,403,430
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.2%

          470   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2            471,011
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 2.3%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          2,613,675
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
        1,780    5.750%, 6/01/32                                                      6/12 at 100.00         BBB          1,875,426
        1,000    6.000%, 6/01/37                                                      6/12 at 100.00         BBB          1,069,380

------------------------------------------------------------------------------------------------------------------------------------
        5,280   Total New Jersey                                                                                          5,558,481
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 1.7%

        4,000   University of New Mexico, FHA-Insured Mortgage Hospital               7/14 at 100.00         AAA          4,078,120
                 Revenue Bonds, Series 2004, 4.625%, 7/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 1.3%

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/14 at 100.00         AAA          1,051,000
                 Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25

        1,600   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa2          1,731,776
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
          145    5.125%, 12/01/22 (Pre-refunded 6/01/08) - FSA Insured                6/08 at 101.00         AAA            150,264
          305    5.125%, 12/01/22 (Pre-refunded 6/01/08) - FSA Insured                6/08 at 101.00         AAA            316,072

------------------------------------------------------------------------------------------------------------------------------------
        3,050   Total New York                                                                                            3,249,112
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.3%

          500   Appalachian State University, North Carolina, Utilities System        5/08 at 102.00         AAA            517,590
                 Revenue Refunding Bonds, Series 1998, 5.000%, 5/15/24 -
                 MBIA Insured

        2,195   North Carolina Eastern Municipal Power Agency, Power                  1/21 at 100.00         BBB          2,207,599
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/21

          500   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa            534,350
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/17 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       3,195   Total North Carolina                                                                                       3,259,539
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 0.5%

          300   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,               12/10 at 101.00         AAA            325,257
                 Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) -
                 AMBAC Insured

          805   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/07 at 102.00         Aaa            829,440
                 Securities Program Residential Mortgage Remarketed Revenue
                 Bonds, Series 1997A-1, 6.050%, 9/01/17 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,105   Total Ohio                                                                                                1,154,697
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 2.2%

        1,000   Norman Regional Hospital Authority, Oklahoma, Hospital                9/16 at 100.00        BBB-          1,046,940
                 Revenue Bonds, Series 2005, 5.375%, 9/01/36

        4,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA          4,163,680
                 St. John Health System, Series 2004, 5.000%, 2/15/24

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total Oklahoma                                                                                            5,210,620
------------------------------------------------------------------------------------------------------------------------------------


                                       21

                        Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.8%

$         500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00        BBB+     $      524,840
                 Bonds, Widener University, Series 2003, 5.250%, 7/15/24

          700   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/14 at 100.00         AAA            773,822
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

          520   Pennsylvania, General Obligation Bonds, Second Series 2001,           9/11 at 101.00         AAA            552,885
                 5.000%, 9/15/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,720   Total Pennsylvania                                                                                        1,851,547
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 7.7%

        1,000   Dorchester County School District 2, South Carolina, Installment     12/14 at 100.00           A          1,070,870
                 Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/20

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00     AA- (3)         11,311,000
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (Pre-refunded 12/01/12)

        1,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          1,658,670
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        2,500   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          2,664,175
                 Economic Development Revenue Bonds, Bon Secours Health
                 System Inc., Series 2002A, 5.625%, 11/15/30

        1,720   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          1,827,259
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
       16,720   Total South Carolina                                                                                     18,531,974
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 9.2%

        5,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-          5,462,850
                 Texas, Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Mandatory put 5/15/17) (Alternative Minimum Tax)

        1,000   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax              12/11 at 100.00         AAA          1,032,800
                 Revenue Bonds, Series 2001, 5.000%, 12/01/31 -
                 AMBAC Insured

        6,150   Dallas Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          6,581,300
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/15/20

          360   Dallas-Fort Worth International Airport Public Facility               1/09 at 100.00         AAA            373,262
                 Corporation, Texas, Airport Hotel Revenue Bonds, Series 2001,
                 5.500%, 1/15/20 - FSA Insured

        2,300   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,387,101
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        1,380   Harris County-Houston Sports Authority, Texas, Senior Lien            11/30 at 61.17         AAA            269,956
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/38 -
                 MBIA Insured

        3,500   Irving Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          3,615,500
                 General Obligation Refunding Bonds, Series 2002A,
                 5.000%, 2/15/31

                San Antonio, Texas, Water System Revenue Refunding Bonds,
                Series 1992:
           95    6.000%, 5/15/16 (Pre-refunded 5/15/07) - MBIA Insured                5/07 at 100.00         AAA             96,473
          465    6.000%, 5/15/16 (Pre-refunded 5/15/12) - MBIA Insured                5/12 at 100.00         AAA            521,121

        1,750   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,798,633
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       22,000   Total Texas                                                                                              22,138,996
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.3%

          775   Utah State Building Ownership Authority, Lease Revenue               11/11 at 100.00         AA+            823,903
                 Bonds, State Facilities Master Lease Program, Series 2001B,
                 5.250%, 5/15/24
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 9.3%

          250   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA            272,377
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.500%, 7/01/17 - MBIA Insured

        5,700   Snohomish County Public Utility District 1, Washington,                 No Opt. Call         Aaa          6,210,093
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12 (ETM)


                                       22

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       3,000   Washington State Healthcare Facilities Authority, Revenue            12/07 at 101.00         AAA     $    3,071,790
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        9,750   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         AAA         10,247,640
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured

        2,430   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          2,670,546
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

------------------------------------------------------------------------------------------------------------------------------------
       21,130   Total Washington                                                                                         22,472,446
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 0.7%

        1,635   Marshall County, West Virginia, Special Obligation Refunding            No Opt. Call         AAA          1,741,815
                 Bonds, Series 1992, 6.500%, 5/15/10 (ETM)
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 1.6%

          230   Badger Tobacco Asset Securitization Corporation, Wisconsin,           6/12 at 100.00         BBB            246,668
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27

        1,000   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          1,077,400
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/17

        2,500   Wisconsin, General Obligation Refunding Bonds,                       11/13 at 100.00         AA-          2,628,475
                 Series 2003-3, 5.000%, 11/01/26
        3,730   Total Wisconsin                                                                                           3,952,543

------------------------------------------------------------------------------------------------------------------------------------
$     236,720   Total Long-Term Municipal Bonds (cost $222,455,744)                                                     237,810,147
=============-----------------------------------------------------------------------------------------------------------------------
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 0.0%

                AIRLINES - 0.0%

        1,901   UAL Corporation (4) (5)                                                                                      50,510
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $77,946)                                                                           50,510
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $222,533,690) - 98.4%                                                           237,860,657
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      3,947,178
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  241,807,835
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (4)  Non-income producing.

                    (5) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL's unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006, the Fund received an additional distribution of UAL common stock as a result of its earlier ownership of UAL bonds, which it still held at September 30, 2006.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                        Portfolio of
                                INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM MUNICIPAL BONDS - 98.1%


                ARKANSAS - 1.7%

$       1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding              10/11 at 100.00         AAA     $    1,054,460
                 and Construction Bonds, Series 2002A, 5.000%, 10/01/19 -
                 FSA Insured

        1,205   Sebastian County Health Facilities Board, Arkansas, Hospital         11/11 at 101.00        Baa2          1,236,161
                 Revenue Improvement Bonds, Sparks Regional Medical Center,
                 Series 2001A, 5.250%, 11/01/21

        2,000   University of Arkansas, Fayetteville, Various Facilities Revenue     12/12 at 100.00         Aaa          2,083,320
                 Bonds, Series 2002, 5.000%, 12/01/32 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,205   Total Arkansas                                                                                            4,373,941
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 7.4%

        1,000   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA            806,750
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,747,441
                 Revenue Bonds, Series 2002A, 6.000%,5/01/14

          500   California State Public Works Board, Lease Revenue Refunding         12/08 at 101.00           A            518,465
                 Bonds, Community Colleges Projects, Series 1998A,
                 5.250%, 12/01/16

        2,000   California State Public Works Board, Lease Revenue Refunding            No Opt. Call         Aa2          2,209,340
                 Bonds, Various University of California Projects, Series 1993A,
                 5.500%, 6/01/14

          190   California, General Obligation Bonds, Series 1997,                   10/07 at 101.00         AAA            194,256
                 5.000%, 10/01/18 - AMBAC Insured

                California, General Obligation Bonds, Series 1997:
        2,105    5.000%, 10/01/18 (Pre-refunded 10/01/07) - AMBAC Insured            10/07 at 101.00         AAA          2,157,414
          205    5.000%, 10/01/18 (Pre-refunded 10/01/07) - AMBAC Insured            10/07 at 101.00         AAA            210,104

        2,500   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31    3/16 at 100.00          A+          2,625,425

          500   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA            518,365
                 Refunding, Merrithew Memorial Hospital Replacement,
                 Series 1997, 5.375%, 11/01/17 - MBIA Insured

          500   Contra Costa Water District, California, Water Revenue               10/07 at 100.00          AA            506,480
                 Refunding Bonds, Series 1997H, 5.000%, 10/01/17

        3,200   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,626,528
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,750   Tobacco Securitization Authority of Northern California,              6/15 at 100.00         BBB          1,820,192
                 Tobacco Settlement Asset-Backed Bonds, Series 2005A-1,
                 5.500%, 6/01/45

------------------------------------------------------------------------------------------------------------------------------------
       17,775   Total California                                                                                         18,940,760
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 9.4%

        1,300   Colorado Health Facilities Authority, Revenue Bonds,                  3/12 at 100.00          AA          1,396,460
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22

        1,700   Colorado Health Facilities Authority, Revenue Bonds,                  3/12 at 100.00      AA (3)          1,846,421
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)

        3,185   Denver City and County, Colorado, Airport System Revenue                No Opt. Call          A+          3,602,362
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        5,000   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          5,362,300
                 Refunding Bonds, Series 2001A, 5.625%, 11/15/17 -
                 FGIC Insured (Alternative Minimum Tax)


                                       24

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       1,555   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA     $    1,674,782
                 Refunding Bonds, Series 2001, 5.500%, 11/15/16 - FGIC Insured

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior           12/13 at 100.00         AAA          3,243,180
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/23 (Pre-refunded 12/01/13) - XLCA Insured

        2,000   Denver Convention Center Hotel Authority, Colorado, Senior           11/16 at 100.00         AAA          2,037,680
                 Revenue Bonds, Convention Center Hotel, Series 2006,
                 4.750%, 12/01/35 - XLCA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA          2,264,000
                 Bonds, Series 2000B, 0.000%, 9/01/24 - MBIA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          1,358,450
                 Bonds, Series 2000B, 0.000%, 9/01/28 (Pre-refunded
                 9/01/10) - MBIA Insured

          250   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA            266,930
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured

        1,100   University of Colorado Hospital Authority, Revenue Bonds,            11/11 at 100.00        Baa1          1,153,559
                 Series 2001A, 5.600%, 11/15/31

------------------------------------------------------------------------------------------------------------------------------------
       29,090   Total Colorado                                                                                           24,206,124
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.4%

          500   District of Columbia, Hospital Revenue Refunding Bonds,               2/07 at 102.00         AAA            510,805
                 Medlantic Healthcare Group, Series 1996A, 5.750%, 8/15/16 -
                 MBIA Insured (ETM)

          500   Washington Convention Center Authority, District of Columbia,        10/08 at 101.00         AAA            516,755
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.000%, 10/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,000   Total District of Columbia                                                                                1,027,560
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 2.3%

        1,000   Hillsborough County Industrial Development Authority, Florida,       10/16 at 100.00          A3          1,057,740
                 Hospital Revenue Bonds, Tampa General Hospital, Series 2006,
                 5.250%, 10/01/41

        1,500   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00         AAA          1,594,605
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/21 - FGIC Insured

        2,500   JEA, Florida, Electric System Revenue Bonds, Series 2006-3A,          4/15 at 100.00         AAA          2,614,325
                 5.000%, 10/01/41 - FSA Insured

          625   Miami-Dade County Expressway Authority, Florida, Toll System          7/11 at 101.00         Aaa            659,369
                 Revenue Refunding Bonds, Series 2001, 5.125%, 7/01/29 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,625   Total Florida                                                                                             5,926,039
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 0.4%

        1,100   Hawaii, Certificates of Participation, Kapolei State Office          11/08 at 101.00         AAA          1,137,411
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 13.1%

        1,230   Chicago Metropolitan Housing Development Corporation,                 1/07 at 100.00          AA          1,231,968
                 Illinois, FHA-Insured Section 8 Assisted Housing Development
                 Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17

          590   Chicago, Illinois, Motor Fuel Tax Revenue Bonds,                      7/13 at 100.00         AAA            613,429
                 Series 2003A, 5.000%, 1/01/33 - AMBAC Insured

        1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,          1/16 at 100.00         AAA          1,747,268
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

          250   Illinois Development Finance Authority, Economic Development          8/08 at 100.00    Baa2 (3)            256,663
                 Revenue Bonds, Latin School of Chicago, Series 1998,
                 5.200%, 8/01/11 (Pre-refunded 8/01/08)

          600   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00    Baa3 (3)            671,772
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22
                 (Pre-refunded 5/01/12)

        2,185   Illinois Finance Authority, Revenue Bonds, YMCA of Southwest          9/15 at 100.00          AA          2,266,916
                 Illinois, Series 2005, 5.000%, 9/01/31 - RAAI Insured

        2,255   Illinois Health Facilities Authority, Revenue Bonds,                  7/12 at 100.00          A-          2,490,219
                 Lake Forest Hospital, Series 2002A, 6.250%, 7/01/22

        1,055   Illinois Health Facilities Authority, Revenue Bonds, Loyola           7/11 at 100.00        Baa1          1,122,235
                 University Health System, Series 2001A, 6.125%, 7/01/31


                                       25

                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,000   Illinois Housing Development Authority, Housing Finance Bonds,        1/15 at 100.00         AAA     $    1,014,600
                 Series 2005E, 4.750%, 7/01/30 - FGIC Insured

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                 6/13 at 100.00         AAA          6,028,833
                 5.000%, 6/15/22

           45   Metropolitan Pier and Exposition Authority, Illinois, Revenue        12/06 at 100.00          A1             45,102
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 6.500%, 6/15/22

        7,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          7,403,830
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        5,045   Sauk Village, Illinois, General Obligation Alternate Revenue         12/12 at 100.00          AA          5,227,427
                 Source Bonds, Tax Increment, Series 2002A, 5.000%, 6/01/22 -
                 RAAI Insured

                Sauk Village, Illinois, General Obligation Alternate Revenue
                Source Bonds, Tax Increment, Series 2002B:
        1,060    0.000%, 12/01/17 - RAAI Insured                                        No Opt. Call          AA            638,427
        1,135    0.000%, 12/01/18 - RAAI Insured                                        No Opt. Call          AA            648,630

        1,100   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,        12/14 at 100.00         AAA          1,181,103
                 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,           12/11 at 100.00          AA          1,033,010
                 Series 2003, 5.000%, 12/15/21 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       32,915   Total Illinois                                                                                           33,621,432
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 3.1%

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,060,500
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        1,060   Indiana Housing Finance Authority, Single Family Mortgage             7/11 at 100.00         Aaa          1,084,327
                 Revenue Bonds, Series 2002C-2, 5.250%, 7/01/23
                 (Alternative Minimum Tax)

        4,380   Indiana Municipal Power Agency, Power Supply System                   1/12 at 100.00         AAA          4,646,392
                 Revenue Bonds, Series 2002A, 5.125%, 1/01/21 -
                 AMBAC Insured

          355   St. Joseph County Hospital Authority, Indiana, Revenue                2/08 at 101.00         AAA            356,967
                 Bonds, Memorial Health System, Series 1998A,
                 4.625%, 8/15/28 - MBIA Insured

          750   West Clark 2000 School Building Corporation, Clark County,            1/15 at 100.00         AAA            797,827
                 Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,545   Total Indiana                                                                                             7,946,013
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 2.3%

        1,000   Iowa Tobacco Settlement Authority, Tobacco Asset-Backed               6/17 at 100.00         BBB            992,200
                 Revenue Bonds, Series 2005B, 0.000%, 6/01/34

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25 (Pre-refunded 6/01/11)                               6/11 at 101.00         AAA          1,070,880
        3,500    5.600%, 6/01/35 (Pre-refunded 6/01/11)                               6/11 at 101.00         AAA          3,819,305

------------------------------------------------------------------------------------------------------------------------------------
        5,500   Total Iowa                                                                                                5,882,385
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.4%

        1,000   Salina, Kansas, Hospital Revenue Bonds, Salina Regional               4/13 at 100.00          A1            996,730
                 Medical Center, Series 2006, 4.500%, 10/01/26
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 2.1%

        2,125   Louisiana Public Facilities Authority, Revenue Bonds, Baton           7/14 at 100.00         AAA          2,276,343
                 Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
                 MBIA Insured

        3,000   Louisiana Public Facilities Authority, Revenue Bonds, Tulane          7/12 at 100.00         AAA          3,130,710
                 University, Series 2002A, 5.125%, 7/01/27 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,125   Total Louisiana                                                                                           5,407,053
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 3.1%

        3,000   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          3,228,330
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31


                                       26

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$       2,500   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA     $    2,554,350
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured

        2,090   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          2,291,183
                 Bonds, Series 1993C, 5.250%, 12/01/15 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,590   Total Massachusetts                                                                                       8,073,863
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 2.0%

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,072,898
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        2,000   Plymouth-Canton Community School District, Wayne and                  5/09 at 100.00          AA          2,041,660
                 Washtenaw Counties, Michigan, Unlimited Tax General
                 Obligation School Building and Site Bonds, Series 1999,
                 4.750%, 5/01/18

------------------------------------------------------------------------------------------------------------------------------------
        4,900   Total Michigan                                                                                            5,114,558
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 7.5%

        1,500   Clark County, Nevada, General Obligation Bank Bonds,                  6/11 at 100.00         AAA          1,612,365
                 Southern Nevada Water Authority Loan, Series 2001,
                 5.300%, 6/01/19 (Pre-refunded 6/01/11) - FGIC Insured

          500   Clark County, Nevada, Limited Tax General Obligation                  1/07 at 101.00         AAA            505,680
                 Las Vegas Convention and Visitors Authority Bonds,
                 Series 1996, 5.500%, 7/01/17 - MBIA Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
        4,595    0.000%, 1/01/22 - AMBAC Insured                                        No Opt. Call         AAA          2,333,984
       13,250    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         13,787,817

        1,100   Nevada, General Obligation Refunding Bonds, Municipal                 5/08 at 100.00         AAA          1,118,678
                 Bond Bank Projects 65 and R-6, Series 1998,
                 5.000%, 5/15/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,945   Total Nevada                                                                                             19,358,524
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 1.9%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          2,613,675
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        1,000    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          1,097,600
        1,010    6.250%, 6/01/43                                                      6/13 at 100.00         BBB          1,104,435

------------------------------------------------------------------------------------------------------------------------------------
        4,510   Total New Jersey                                                                                          4,815,710
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 2.5%

                University of New Mexico, FHA-Insured Mortgage Hospital
                Revenue Bonds, Series 2004:
          555    4.625%, 1/01/25 - FSA Insured                                        7/14 at 100.00         AAA            565,839
          660    4.625%, 7/01/25 - FSA Insured                                        7/14 at 100.00         AAA            672,890
        2,000    4.750%, 7/01/27 - FSA Insured                                        7/14 at 100.00         AAA          2,054,040
        3,000    4.750%, 1/01/28 - FSA Insured                                        7/14 at 100.00         AAA          3,075,120

------------------------------------------------------------------------------------------------------------------------------------
        6,215   Total New Mexico                                                                                          6,367,889
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 4.7%

        2,700   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00        Baa2          2,922,372
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2000A, 6.500%, 7/01/17

        2,000   New York City Municipal Water Finance Authority, New York,           12/14 at 100.00         AAA          2,102,220
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005B, 5.000%, 6/15/36 - FSA Insured

          565   New York Dormitory Authority, New York, FHA Insured                     No Opt. Call         AAA            578,927
                 Mortgage Hospital Revenue Bonds, Kaleida Health,
                 Municipal Securities Trust 7020, 6.094%, 2/15/35 (IF)

        3,000   New York State Tobacco Settlement Financing Corporation,              6/11 at 100.00         AA-          3,219,600
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

        3,150   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-          3,340,260
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

------------------------------------------------------------------------------------------------------------------------------------
       11,415   Total New York                                                                                           12,163,379
------------------------------------------------------------------------------------------------------------------------------------


                                       27

                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

$       1,500   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA     $    1,544,505
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.4%

        1,000   Norman Regional Hospital Authority, Oklahoma, Hospital                9/16 at 100.00        BBB-          1,046,940
                 Revenue Bonds, Series 2005, 5.375%, 9/01/36
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.6%

        1,020   Carlisle Area School District, Cumberland County, Pennsylvania,       9/09 at 100.00         Aaa          1,055,374
                 General Obligation Bonds, Series 2004A, 5.000%, 9/01/20 -
                 FGIC Insured

          545   Dauphin County General Authority, Pennsylvania, Health                2/09 at 101.00         AAA            566,042
                 System Revenue Bonds, Pinnacle Health System Project,
                 Series 1999, 5.125%, 8/15/17 - MBIA Insured

          455   Dauphin County General Authority, Pennsylvania, Health                2/09 at 101.00         AAA            475,157
                 System Revenue Bonds, Pinnacle Health System Project,
                 Series 1999, 5.125%, 8/15/17 (Pre-refunded 2/15/09) -
                 MBIA Insured

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,073,270
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.500%, 7/01/17 - FGIC Insured
                 (Alternative Minimum Tax)

        3,250   Philadelphia School District, Pennsylvania, General Obligation        2/12 at 100.00         AAA          3,552,608
                 Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded 2/01/12) -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,270   Total Pennsylvania                                                                                        6,722,451
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 1.2%

        3,000   Puerto Rico Housing Finance Authority, Capital Fund Program          12/13 at 100.00          AA          3,178,560
                 Revenue Bonds, Series 2003, 5.000%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 2.1%

        5,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB          5,327,800
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 4.4%

          700   Dorchester County School District 2, South Carolina,                 12/14 at 100.00           A            749,609
                 Installment Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/20

          620   Florence, South Carolina, Water and Sewerage Revenue                  3/10 at 101.00         AAA            665,849
                 Bonds, Series 2000, 5.750%, 3/01/20 - AMBAC Insured

        4,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00     AA- (3)          4,524,400
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (Pre-refunded 12/01/12)

        2,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          2,764,450
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        2,435   Medical University Hospital Authority, South Carolina,                8/14 at 100.00         AAA          2,631,139
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 2/15/21 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,255   Total South Carolina                                                                                     11,335,447
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH DAKOTA - 0.4%

        1,000   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,049,510
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.250%, 11/01/34
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 13.0%

        4,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-          4,370,280
                 Texas, Environmental Facilities Revenue Bonds, Dow
                 Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Mandatory put 5/15/17) (Alternative Minimum Tax)

        1,500   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          1,551,660
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        1,270   Cleveland Housing Corporation, Texas, FHA-Insured                     1/07 at 100.00         AAA          1,272,273
                 Section 8 Assisted Mortgage Revenue Refunding Bonds,
                 Series 1992C, 7.375%, 7/01/24 - MBIA Insured


                                       28

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       1,000   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue      12/11 at 100.00         AAA     $    1,032,800
                 Bonds, Series 2001, 5.000%, 12/01/31 - AMBAC Insured

        2,500   Harris County Health Facilities Development Corporation,                No Opt. Call         AAA          2,786,425
                 Texas, Hospital Revenue Bonds, Texas Children's Hospital,
                 Series 1995, 5.500%, 10/01/16 - MBIA Insured (ETM)

        3,000   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          3,113,610
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        5,050   Harris County-Houston Sports Authority, Texas, Junior Lien            11/31 at 53.78         AAA            824,059
                 Revenue Bonds, Series 2001H, 0.000%, 11/15/41 -
                 MBIA Insured

        2,000   Houston, Texas, Subordinate Lien Airport System Revenue               7/12 at 100.00         AAA          2,160,680
                 Bonds, Series 2002A, 5.625%, 7/01/20 - FSA Insured
                 (Alternative Minimum Tax)

        3,125   Katy Independent School District, Harris, Fort Bend                   2/12 at 100.00         AAA          3,225,094
                 and Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32

        1,400   Kerrville Health Facilities Development Corporation, Texas,             No Opt. Call        BBB-          1,458,954
                 Revenue Bonds, Sid Peterson Memorial Hospital Project,
                 Series 2005, 5.375%, 8/15/35

          220   Killeen Independent School District, Bell County, Texas,              2/08 at 100.00         AAA            223,650
                 General Obligation Bonds, Series 1998, 5.000%, 2/15/14

          780   Killeen Independent School District, Bell County, Texas,              2/08 at 100.00         AAA            795,623
                 General Obligation Bonds, Series 1998, 5.000%, 2/15/14
                 (Pre-refunded 2/15/08)

        1,000   Lewisville Independent School District, Denton County, Texas,         8/11 at 100.00         AAA          1,047,480
                 General Obligation Bonds, Series 2004, 5.000%, 8/15/23

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          5,125,725
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,000   San Antonio, Texas, Water System Revenue Bonds,                       5/15 at 100.00         AAA          1,014,450
                 Series 2005, 4.750%, 5/15/37 - MBIA Insured

        1,250   Texas Water Development Board, Senior Lien State Revolving            1/07 at 100.00         AAA          1,254,875
                 Fund Revenue Bonds, Series 1996B, 5.125%, 7/15/18

          500   Texas Water Development Board, Senior Lien State Revolving            7/10 at 100.00         AAA            533,935
                 Fund Revenue Bonds, Series 2000A, 5.625%, 7/15/13

        1,560   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,603,352
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       35,905   Total Texas                                                                                              33,394,925
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.6%

        1,435   Salt Lake City and Sandy Metropolitan Water District, Utah,           7/14 at 100.00         Aaa          1,526,338
                 Water Revenue Bonds, Series 2004, 5.000%, 7/01/21 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                VERMONT - 2.6%

        3,000   Vermont Housing Finance Agency, Multifamily Housing Bonds,            2/09 at 100.00         AAA          3,094,290
                 Series 1999C, 5.800%, 8/15/16 - FSA Insured

        3,600   Vermont Industrial Development Authority, Revenue Refunding           3/07 at 100.00           A          3,607,992
                 Bonds, Stanley Works Inc., Series 1992, 6.750%, 9/01/10

------------------------------------------------------------------------------------------------------------------------------------
        6,600   Total Vermont                                                                                             6,702,282
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 0.5%

          250   Norfolk, Virginia, Water Revenue Bonds, Series 1995,                 11/07 at 100.00         AAA            255,403
                 5.750%, 11/01/13 - MBIA Insured

        1,000   Virginia Transportation Board, Transportation Revenue Refunding       5/07 at 101.00         AA+          1,018,210
                 Bonds, U.S. Route 58 Corridor Development Program,
                 Series 1997C, 5.125%, 5/15/19

------------------------------------------------------------------------------------------------------------------------------------
        1,250   Total Virginia                                                                                            1,273,613
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 3.5%

        2,000   Washington State Healthcare Facilities Authority, Revenue            12/07 at 101.00         AAA          2,047,860
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured


                                       29

                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       6,715   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         AAA     $    7,057,734
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,715   Total Washington                                                                                          9,105,594
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 1.9%

        1,000   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          1,075,051
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/18

        3,755   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00          AA          3,874,897
                 Home Ownership Revenue Bonds, Series 2002G,
                 4.850%, 9/01/17

------------------------------------------------------------------------------------------------------------------------------------
        4,755   Total Wisconsin                                                                                           4,949,948
------------------------------------------------------------------------------------------------------------------------------------
$     253,140   Total Long-Term Municipal Bonds (cost $239,496,002)                                                     252,517,284
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM MUNICIPAL BONDS - 0.7%

          985   Idaho Health Facilities Authority, Revenue Bonds, St. Luke's                                A-1+            985,000
                 Regional Medical Center, Variable Rate Demand Obligations,
                 Series 2005, 3.800%, 7/01/35 - FSA Insured (4)

          700   Lancaster County Hospital Authority 1, Nebraska, Hospital                                 VMIG-1            700,000
                 Revenue Bonds, Byran Memorial Hospital, Variable Rate
                 Demand Obligations, Series 2002, 3.850%, 6/01/18 -
                 AMBAC Insured (4)

------------------------------------------------------------------------------------------------------------------------------------
$       1,685   Total Short-Term Municipal Bonds (cost $1,685,000)                                                        1,685,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Municipal Bonds (cost $241,181,002)                                                               254,202,284
                --------------------------------------------------------------------------------------------------------------------
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 0.0%

                AIRLINES - 0.0%

        1,825   UAL Corporation (5) (6)                                                                                      48,490
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $74,834)                                                                           48,490
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $241,255,836) - 98.8%                                                           254,250,774
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      3,066,735
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  257,317,509
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    (5)  Non-income producing.

                    (6) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL's unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006, the Fund received an additional distribution of UAL common stock as a result of its earlier ownership of UAL bonds, which it still held at September 30, 2006.

                  (ETM)  Escrowed to maturity.

                   (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                        Portfolio of
                                INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM MUNICIPAL BONDS - 98.0%


                ALABAMA - 0.3%

$         500   Marshall County Healthcare Authority, Alabama, Revenue                1/12 at 101.00          A-     $      548,770
                 Bonds, Series 2002A, 6.250%, 1/01/22
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 6.6%

        2,105   Azusa Unified School District, Los Angeles County, California,        7/12 at 100.00         AAA          2,288,998
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/21 -
                 FSA Insured

        3,350   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,775,618
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        2,595   California Health Facilities Financing Authority, Revenue             4/16 at 100.00          A+          2,686,318
                 Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 4/01/37

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,399,870
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

          250   Santa Ana Unified School District, Orange County, California,         8/10 at 101.00         AAA            269,675
                 General Obligation Bonds, Series 2000, 5.700%, 8/01/29 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,300   Total California                                                                                         12,420,479
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 6.9%

        1,540   Arkansas River Power Authority, Colorado, Power Revenue              10/16 at 100.00         AAA          1,650,818
                 Bonds, Series 2006, 5.250%, 10/01/40 - XLCA Insured

          400   Colorado Department of Transportation, Certificates of                6/14 at 100.00         AAA            417,252
                 Participation, Series 2004, 5.000%, 6/15/34 - MBIA Insured

        1,735   Colorado Health Facilities Authority, Revenue Bonds,                  3/12 at 100.00          AA          1,863,737
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22

        2,265   Colorado Health Facilities Authority, Revenue Bonds,                  3/12 at 100.00      AA (3)          2,460,084
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)

        2,700   Denver City and County, Colorado, Airport System Revenue                No Opt. Call          A+          3,053,808
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior           12/13 at 100.00         AAA          3,243,180
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/24 (Pre-refunded 12/01/13) - XLCA Insured

          325   E-470 Public Highway Authority, Colorado, Senior Revenue              9/07 at 101.00         AAA            331,393
                 Bonds, Series 1997A, 5.000%, 9/01/26 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,965   Total Colorado                                                                                           13,020,272
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.2%

          250   Connecticut Health and Educational Facilities Authority,              1/07 at 100.00         AAA            250,632
                 Revenue Bonds, Bridgeport Hospital Issue, Series 1992A,
                 6.625%, 7/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.2%

           15   District of Columbia, General Obligation Bonds, Series 1993E,        12/06 at 100.00         AAA             15,029
                 6.000%, 6/01/13 - MBIA Insured (ETM)

          235   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA            258,190
                 Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
          250   Total District of Columbia                                                                                  273,219
------------------------------------------------------------------------------------------------------------------------------------


                                       31

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.5%

$       1,000   Hillsborough County Industrial Development Authority,                10/16 at 100.00          A3     $    1,057,740
                 Florida, Hospital Revenue Bonds, Tampa General Hospital,
                 Series 2006, 5.250%, 10/01/41

        5,020   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2          5,279,383
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18

        4,000   JEA, Florida, Subordinate Lien Electric System Revenue Bonds,        10/07 at 100.00         Aa3          4,013,640
                 Series 2002D, 4.625%, 10/01/22

------------------------------------------------------------------------------------------------------------------------------------
       10,020   Total Florida                                                                                            10,350,763
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 0.5%

        1,175   Atlanta, Georgia, Airport Facilities Revenue Bonds,                     No Opt. Call         AAA            982,229
                 Series 1990, 0.000%, 1/01/10 - MBIA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 18.0%

          275   Chicago Metropolitan Housing Development Corporation,                 1/07 at 100.00          AA            282,502
                 Illinois, FHA-Insured Section 8 Assisted Housing Development
                 Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22

        1,930   Illinois Development Finance Authority, Revenue Bonds,                5/11 at 101.00          A-          2,054,948
                 Midwestern University, Series 2001B, 5.750%, 5/15/16

        2,185   Illinois Finance Authority, Revenue Bonds, YMCA of                    9/15 at 100.00          AA          2,266,916
                 Southwest Illinois, Series 2005, 5.000%, 9/01/31 -
                 RAAI Insured

        4,455   Illinois Health Facilities Authority, Remarketed Revenue Bonds,       8/11 at 103.00         Aa1          4,853,322
                 University of Chicago Project, Series 1985A, 5.500%, 8/01/20

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Evangelical        No Opt. Call     N/R (3)          1,839,675
                 Hospitals Corporation, Series 1992C, 6.250%, 4/15/22 (ETM)

        2,225   Illinois Health Facilities Authority, Revenue Refunding Bonds,        1/13 at 100.00          A2          2,481,231
                 Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17

        2,500   Illinois HOusing Development Authority, Homeowner Mortgage            2/16 at 100.00          AA          2,561,575
                 Revenue Bonds, Series 2006C-2, 5.050%, 8/01/27
                 (Alternative Minimum Tax)

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                 6/13 at 100.00         AAA          6,028,833
                 5.000%, 6/15/22

        2,000   Illinois, Sales Tax Revenue Bonds, Series 1997X, 5.600%, 6/15/17      6/07 at 101.00         AAA          2,045,540

        1,000   Kankakee & Will Counties Community Unit School District 5,              No Opt. Call         Aaa            480,290
                 Illinois, General Obligation Bonds, Series 2006, 0.000%, 5/01/23 -
                 FSA Insured

        6,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          6,346,140
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,        12/14 at 100.00         AAA          1,395,849
                 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,           12/11 at 100.00          AA          1,031,130
                 Series 2003, 5.000%, 12/15/22 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       32,070   Total Illinois                                                                                           33,667,951
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 6.4%

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,060,500
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        3,500   Indiana Health Facility Financing Authority, Hospital Revenue         9/11 at 100.00          A-          3,626,105
                 Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22

        2,500   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          2,916,825
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        2,000   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA          2,171,680
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33
                 (Pre-refunded 7/01/12) - MBIA Insured

        2,295   Shelbyville Central Renovation School Building Corporation,           7/15 at 100.00         AAA          2,299,016
                 Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/25 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,295   Total Indiana                                                                                            12,074,126
------------------------------------------------------------------------------------------------------------------------------------


                                       32

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 5.3%

$       2,745   Iowa Finance Authority, Health Facility Revenue Bonds,                7/16 at 100.00        BBB-     $    2,775,442
                 Care Initiatives Project, Series 2006A, 5.000%, 7/01/20

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        3,850    5.300%, 6/01/25 (Pre-refunded 6/01/11)                               6/11 at 101.00         AAA          4,122,888
        2,850    5.600%, 6/01/35 (Pre-refunded 6/01/11)                               6/11 at 101.00         AAA          3,110,006

------------------------------------------------------------------------------------------------------------------------------------
        9,445   Total Iowa                                                                                               10,008,336
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.8%

        1,425   Lawrence, Kansas, Hospital Revenue Bonds, Lawrence                    7/16 at 100.00          A3          1,503,247
                 Memorial Hospital, Series 2006, 5.125%, 7/01/26
------------------------------------------------------------------------------------------------------------------------------------


                MAINE - 0.7%

        1,200   Maine Health and Higher Educational Facilities Authority,             7/09 at 101.00         AAA          1,280,004
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 0.8%

        1,000   Massachusetts Development Finance Agency, Resource                   12/08 at 102.00         BBB          1,029,550
                 Recovery Revenue Bonds, Ogden Haverhill Associates,
                 Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00          AA            550,560
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Massachusetts                                                                                       1,580,110
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 3.7%

        1,500   Detroit, Michigan, Sewer Disposal System Revenue Bonds,               7/16 at 100.00         AAA          1,511,625
                 Second Lien, Series 2006B, 4.625%, 7/01/34 - FGIC Insured

          400   East Lansing School District, Ingham County, Michigan,                5/10 at 100.00      AA (3)            428,072
                 General Obligation Bonds, Series 2000, 5.625%, 5/01/30
                 (Pre-refunded 5/01/10)

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,072,898
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

          235   Michigan State Hospital Finance Authority, Revenue Refunding          2/07 at 100.00         BB-            235,153
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18

        1,600   Plymouth-Canton Community School District, Wayne and                  5/09 at 100.00          AA          1,633,328
                 Washtenaw Counties, Michigan, Unlimited Tax General
                 Obligation School Building and Site Bonds, Series 1999,
                 4.750%, 5/01/18

------------------------------------------------------------------------------------------------------------------------------------
        6,635   Total Michigan                                                                                            6,881,076
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.4%

          725   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R            741,632
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.9%

        3,500   Nebraska Public Power District, General Revenue Bonds,                1/13 at 100.00         AAA          3,641,680
                 Series 2002B, 5.000%, 1/01/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 4.8%

        4,000   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA          4,162,360
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        1,680   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          1,820,834
                 Series 2002, 5.500%, 6/01/22 - FGIC Insured

        2,830   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          3,106,236
                 Series 2002, 5.500%, 6/01/22 (Pre-refunded 6/01/12) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,510   Total Nevada                                                                                              9,089,430
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.4%

          585   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2            586,258
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       33

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.4%

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
$       1,000    6.750%, 6/01/39                                                      6/13 at 100.00         BBB     $    1,126,220
        1,355    6.250%, 6/01/43                                                      6/13 at 100.00         BBB          1,481,692

------------------------------------------------------------------------------------------------------------------------------------
        2,355   Total New Jersey                                                                                          2,607,912
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 2.2%

        4,000   University of New Mexico, FHA-Insured Mortgage Hospital               7/14 at 100.00         AAA          4,078,120
                 Revenue Bonds, Series 2004, 4.625%, 1/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 3.5%

        1,520   Dormitory Authority of the State of New York, Second General            No Opt. Call          A1          1,641,418
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1990C, 7.500%, 7/01/10

        2,335   Long Island Power Authority, New York, Electric System                9/11 at 100.00      A- (3)          2,527,801
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/21
                 (Pre-refunded 9/01/11)

           35   New York City, New York, General Obligation Bonds,                    2/07 at 100.00         AA-             35,092
                 Series 1991B, 7.000%, 2/01/18

          335   New York Dormitory Authority, New York, FHA Insured                     No Opt. Call         AAA            343,258
                 Mortgage Hospital Revenue Bonds, Kaleida Health, Municipal
                 Securities Trust 7020, 6.094%, 2/15/35 (IF)

        1,850   New York State Tobacco Settlement Financing Corporation,              6/10 at 100.00         AA-          1,959,668
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15

------------------------------------------------------------------------------------------------------------------------------------
        6,075   Total New York                                                                                            6,507,237
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 4.2%

        5,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          5,389,900
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA Insured

        2,345   Piedmont Triad Airport Authority, North Carolina, Airport             7/11 at 101.00         AAA          2,504,788
                 Revenue Bonds, Series 2001A, 5.250%, 7/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,345   Total North Carolina                                                                                      7,894,688
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 1.7%

        3,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA          3,122,760
                 St. John Health System, Series 2004, 5.000%, 2/15/24
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.4%

        2,435   Dauphin County Industrial Development Authority,                        No Opt. Call          A-          2,953,387
                 Pennsylvania, Water Development Revenue Refunding
                 Bonds, Dauphin Consolidated Water Supply Company,
                 Series 1992B, 6.700%, 6/01/17

          500   Pennsylvania Higher Educational Facilities Authority,                 7/13 at 100.00        BBB+            524,840
                 Revenue Bonds, Widener University, Series 2003,
                 5.250%, 7/15/24

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,073,270
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.500%, 7/01/17 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,935   Total Pennsylvania                                                                                        4,551,497
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 4.9%

        1,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          1,658,670
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        1,500   Medical University Hospital Authority, South Carolina,                8/14 at 100.00         AAA          1,623,975
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 8/15/20 - MBIA Insured

        2,500   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          2,664,175
                 Economic Development Revenue Bonds, Bon Secours Health
                 System Inc., Series 2002A, 5.625%, 11/15/30

        3,010   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          3,246,797
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28

------------------------------------------------------------------------------------------------------------------------------------
        8,510   Total South Carolina                                                                                      9,193,617
------------------------------------------------------------------------------------------------------------------------------------


                                       34

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.1%

$       1,010   South Dakota Health and Educational Facilities Authority,             7/12 at 101.00         AAA     $    1,060,187
                 Revenue Bonds, Avera Health, Series 2002, 5.125%, 7/01/27 -
                 AMBAC Insured

        1,000   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,049,510
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.250%, 11/01/34

------------------------------------------------------------------------------------------------------------------------------------
        2,010   Total South Dakota                                                                                        2,109,697
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.2%

        2,000   Knox County Health, Educational and Housing Facilities                4/12 at 101.00        Baa3          2,193,140
                 Board, Tennessee, Hospital Revenue Bonds, Baptist Health
                 System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 10.6%

        1,500   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          1,551,660
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        2,500   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,594,675
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        3,000   Houston, Texas, Subordinate Lien Airport System Revenue               7/12 at 100.00         AAA          3,253,980
                 Bonds, Series 2002B, 5.500%, 7/01/18 - FSA Insured

        3,125   Katy Independent School District, Harris, Fort Bend and               2/12 at 100.00         AAA          3,225,094
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32

          400   Killeen Independent School District, Bell County, Texas,              2/08 at 100.00         AAA            406,636
                 General Obligation Bonds, Series 1998, 5.000%, 2/15/14

        1,425   Killeen Independent School District, Bell County, Texas,              2/08 at 100.00         AAA          1,453,543
                 General Obligation Bonds, Series 1998, 5.000%, 2/15/14
                 (Pre-refunded 2/15/08)

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          5,125,725
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,750   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,798,633
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)

          500   Victoria, Texas, General Obligation Bonds, Series 2001,               8/11 at 100.00         AAA            523,740
                 5.000%, 8/15/23 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,950   Total Texas                                                                                              19,933,686
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 1.4%

        2,500   Wisconsin, General Obligation Refunding Bonds,                       11/13 at 100.00         AA-          2,628,474
                 Series 2003-3, 5.000%, 11/01/26

------------------------------------------------------------------------------------------------------------------------------------
$     173,030   Total Long-Term Municipal Bonds (cost $174,458,502)                                                     183,721,042
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM MUNICIPAL BONDS - 0.5%

        1,000   Lancaster County Hospital Authority 1, Nebraska, Hospital                                 VMIG-1          1,000,000
                 Revenue Bonds, Byran Memorial Hospital, Variable Rate
                 Demand Obligations, Series 2002, 3.850%, 6/01/18 -
                 AMBAC Insured (4)

------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Municipal Bonds (cost $1,000,000)                                                        1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Municipal Bonds (cost $175,458,502)                                                               184,721,042
                --------------------------------------------------------------------------------------------------------------------


                                       35

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
       SHARES   DESCRIPTION                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMMON STOCKS - 0.0%

                AIRLINES - 0.0%

          532   UAL Corporation (5) (6)                                                                              $       14,135
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $21,817)                                                                           14,135
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $175,480,319) - 98.5%                                                           184,735,177
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      2,781,450
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  187,516,627
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    (5)  Non-income producing.

                    (6) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL's unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006, the Fund received an additional distribution of UAL common stock as a result of its earlier ownership of UAL bonds, which it still held at September 30, 2006.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                        Nuveen California Select Tax-Free Income Portfolio (NXC)
                        Portfolio of
                                INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM MUNICIPAL BONDS - 99.1%


                CONSUMER STAPLES - 2.0%

$         235   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $      229,073
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        1,620   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00         BBB          1,641,092
                 Settlement Asset-Backed Revenue Bonds, Fresno County
                 Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23

------------------------------------------------------------------------------------------------------------------------------------
        1,855   Total Consumer Staples                                                                                    1,870,165
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 9.3%

        1,000   California Educational Facilities Authority, Revenue Bonds,          12/09 at 101.00         AAA          1,042,840
                 Stanford University, Series 1999P, 5.000%, 12/01/23

           45   California Educational Facilities Authority, Revenue Bonds,          10/35 at 100.00          A3             46,466
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

        1,000   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,070,290
                 University of San Diego, Series 2002A, 5.500%, 10/01/32

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
           35    5.000%, 11/01/21                                                    11/15 at 100.00          A2             37,273
           45    5.000%, 11/01/25                                                    11/15 at 100.00          A2             47,434

        3,000   California Infrastructure Economic Development Bank,                 10/11 at 101.00          A-          3,209,280
                 Revenue Bonds, J. David Gladstone Institutes, Series 2001,
                 5.500%, 10/01/19

        2,000   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          2,103,100
                 University of California, UCLA Replacement Hospital Project,
                 Series 2002A, 5.000%, 10/01/22 - FSA Insured

        1,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          1,059,250
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,125   Total Education and Civic Organizations                                                                   8,615,933
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 11.3%

          335   California Health Facilities Financing Authority, Revenue            11/15 at 100.00          A3            345,157
                 Bonds, Cedars-Sinai Medical Center, Series 2005,
                 5.000%, 11/15/34

        2,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          2,123,520
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        1,500   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          1,621,620
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

        1,500   California Statewide Community Development Authority,                11/09 at 102.00           A          1,573,980
                 Insured Mortgage Hospital Revenue Bonds, Mission
                 Community Hospital, Series 2001, 5.375%, 11/01/26

        1,515   California Statewide Community Development Authority,                 3/16 at 100.00          A+          1,559,920
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

          545   California Statewide Community Development Authority,                 8/16 at 100.00          A+            580,518
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        1,880   California Statewide Community Development Authority,                 6/07 at 101.00         AAA          1,919,931
                 Revenue Bonds, Los Angeles Orthopaedic Hospital Foundation,
                 Series 2000, 5.500%, 6/01/17 - AMBAC Insured

          775   Central California Joint Powers Health Finance Authority,             2/07 at 100.00        Baa2            775,155
                 Certificates of Participation, Community Hospitals of Central
                 California, Series 1993, 5.000%, 2/01/23

------------------------------------------------------------------------------------------------------------------------------------
       10,050   Total Health Care                                                                                        10,499,801
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 0.9%

          750   California Statewide Community Development Authority,                 8/12 at 100.00           A            793,013
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                        Nuveen California Select Tax-Free Income Portfolio (NXC) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.2%

$         145   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA     $      156,996
                 Bonds, Series 2006H PAC, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.0%

        1,250   California Pollution Control Financing Authority, Solid Waste           No Opt. Call        BBB+          1,333,800
                 Disposal Revenue Bonds, Republic Services Inc., Series 2002C,
                 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
                 Minimum Tax)

          500   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB            518,720
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,750   Total Industrials                                                                                         1,852,520
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.7%

        1,500   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00           A          1,574,190
                 California, Insured Senior Living Revenue Bonds, Odd Fellows
                 Home of California, Series 2003A, 5.200%, 11/15/22
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 23.7%

          500   California, General Obligation Bonds, Series 2003,                   11/13 at 100.00          AA            544,020
                 5.250%, 11/01/19 - RAAI Insured

                California, General Obligation Bonds, Series 2004:
          750    5.000%, 2/01/23                                                      2/14 at 100.00          A+            788,243
          800    5.125%, 4/01/25                                                      4/14 at 100.00          A+            851,720
        1,000    5.125%, 2/01/27                                                      2/14 at 100.00          A+          1,059,460

        2,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA          2,148,740
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

                Golden West Schools Financing Authority, California, General
                Obligation Revenue Refunding Bonds, School District Program,
                Series 1999A:
        4,650    0.000%, 8/01/16 - MBIA Insured                                         No Opt. Call         AAA          3,139,634
        1,750    0.000%, 2/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,149,120
        2,375    0.000%, 8/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,528,123
        2,345    0.000%, 2/01/18 - MBIA Insured                                         No Opt. Call         AAA          1,465,344

                Mountain View-Los Altos Union High School District, Santa Clara
                County, California, General Obligation Capital Appreciation
                Bonds, Series 1995C:
        1,015    0.000%, 5/01/17 - MBIA Insured                                         No Opt. Call         AAA            659,740
        1,080    0.000%, 5/01/18 - MBIA Insured                                         No Opt. Call         AAA            667,915

          100   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            106,268
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        3,220   Sacramento City Unified School District, Sacramento County,           7/15 at 100.00         Aaa          3,420,220
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 7/01/27 - MBIA Insured

        1,500   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          1,652,790
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/24 - FSA Insured

        2,565   Sunnyvale School District, Santa Clara County, California,            9/15 at 100.00         AAA          2,729,057
                 General Obligation Bonds, Series 2005A, 5.000%, 9/01/26 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       25,650   Total Tax Obligation/General                                                                             21,910,394
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 17.7%

        1,000   Bell Community Redevelopment Agency, California, Tax                 10/13 at 100.00          AA          1,085,390
                 Allocation Bonds, Bell Project Area, Series 2003,
                 5.625%, 10/01/33 - RAAI Insured

        3,500   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call         AAA          4,175,500
                 Department of Corrections, Calipatria State Prison,
                 Series 1991A, 6.500%, 9/01/17 - MBIA Insured

        1,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          1,102,020
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/23

          660   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+            720,139
                 5.000%, 7/01/15

          120   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            127,860
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,000   Fontana Public Financing Authority, California, Tax Allocation       10/15 at 100.00         AAA          1,049,900
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2005A, 5.000%, 10/01/32 - AMBAC Insured


                                       38

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$          90   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA     $       96,450
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 -
                 XLCA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
           60    5.000%, 9/01/26                                                      9/16 at 100.00         N/R             60,161
          135    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            136,777

          215   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            224,507
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,300   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R          1,355,549
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.625%, 8/15/34

          105   Rialto Redevelopment Agency, California, Tax Allocation               9/15 at 100.00         AAA            109,643
                 Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          130   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            136,159
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

          605   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA            683,039
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

        3,000   San Mateo County Transit District, California, Sales Tax              6/15 at 100.00         AAA          3,230,370
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/21 - MBIA Insured

        1,000   Santa Clara County Board of Education, California, Certificates       4/12 at 101.00         AAA          1,045,420
                 of Participation, Series 2002, 5.000%, 4/01/25 - MBIA Insured

        1,000   Travis Unified School District, Solano County, California,            9/16 at 100.00         Aaa          1,060,590
                 Certificates of Participation, Series 2006, 5.000%, 9/01/26 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,920   Total Tax Obligation/Limited                                                                             16,399,474
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 8.2%

        1,150   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,152,173
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        5,000   Los Angeles Harbors Department, California, Revenue Refunding         8/11 at 100.00         AAA          5,343,698
                 Bonds, Series 2001B, 5.500%, 8/01/17 - AMBAC Insured
                 (Alternative Minimum Tax)

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,082,360
                 5.250%, 11/01/20 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,150   Total Transportation                                                                                      7,578,231
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 15.2% (3)

          400   Beverly Hills Unified School District, Los Angeles County,            8/12 at 100.00      AA (3)            431,968
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26 (Pre-refunded 8/01/12)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,000    5.750%, 5/01/17 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          2,246,500
        2,000    5.125%, 5/01/19 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          2,183,500

          750   California Educational Facilities Authority, Revenue Bonds,           8/09 at 100.00      A1 (3)            790,478
                 Pepperdine University, Series 2002A, 5.500%, 8/01/32
                 (Pre-refunded 8/01/09)

        2,600   California Educational Facilities Authority, Revenue Bonds,          11/11 at 100.00      A2 (3)          2,808,442
                 University of the Pacific, Series 2002, 5.250%, 11/01/21
                 (Pre-refunded 11/01/11)

        1,400   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          1,555,750
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)

        1,800   Los Angeles, California, Wastewater System Revenue Bonds,             6/08 at 101.00         AAA          1,863,504
                 Series 1998A, 5.000%, 6/01/23 (Pre-refunded 6/01/08) -
                 FGIC Insured

        2,000   North Orange County Community College District, California,           8/12 at 101.00         AAA          2,171,780
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/22
                 (Pre-refunded 8/01/12) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,950   Total U.S. Guaranteed                                                                                    14,051,922
------------------------------------------------------------------------------------------------------------------------------------


                                       39

                        Nuveen California Select Tax-Free Income Portfolio (NXC) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 1.9%

$         200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA     $      214,848
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          215   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            227,939
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        1,225   Turlock Irrigation District, California, Revenue Refunding              No Opt. Call         Aaa          1,332,898
                 Bonds, Series 1992A, 6.250%, 1/01/12 - MBIA Insured

        1,640   Total Utilities                                                                                           1,775,685
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.0%

        2,160   California Statewide Community Development Authority,                10/11 at 101.00         AAA          2,306,210
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2001B, 5.125%, 10/01/22 - FSA Insured

          150   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            158,183
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

          250   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA            266,260
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                 FGIC Insured

          825   South Feather Water and Power Agency, California, Water               4/13 at 100.00         BBB            864,608
                 Revenue Certificates of Participation, Solar Photovoltaic
                 Project, Series 2003, 5.375%, 4/01/24

        1,000   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00        BBB+          1,048,390
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43

------------------------------------------------------------------------------------------------------------------------------------
        4,385   Total Water and Sewer                                                                                     4,643,651
------------------------------------------------------------------------------------------------------------------------------------
$      90,870   Total Long-Term Municipal Bonds (cost $86,360,136)                                                       91,721,975
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                        844,442
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   92,566,417
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New York Select Tax-Free Income Portfolio (NXN)
                        Portfolio of
                                INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM MUNICIPAL BONDS - 98.9%


                CONSUMER DISCRETIONARY - 0.3%

$         100   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-     $      101,834
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 1.9%

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
          500    4.750%, 6/01/22                                                      6/16 at 100.00         BBB            511,145
          540    5.000%, 6/01/26                                                      6/16 at 100.00         BBB            551,178

------------------------------------------------------------------------------------------------------------------------------------
        1,040   Total Consumer Staples                                                                                    1,062,323
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 8.5%

        1,700   Amherst Industrial Development Agency, New York, Revenue              8/12 at 101.00         AAA          1,807,168
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 -
                 AMBAC Insured

           30   Cattaraugus County Industrial Development Agency, New York,           5/16 at 100.00        BBB-             31,050
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

          785   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA            820,231
                 Bonds, Iona College, Series 2002, 5.000%, 7/01/22 -
                 XLCA Insured

          405   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA            438,773
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1990C, 7.500%, 7/01/10 - FGIC Insured

          100   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            104,082
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

          100   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            103,588
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

          500   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-            520,700
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          250   New York City Industrial Development Agency, New York,                1/17 at 100.00         AAA            265,333
                 Revenue Bonds, Queens Baseball Stadium, Series 2006,
                 5.000%, 1/01/36 - AMBAC Insured

          450   New York City Industrial Development Authority, New York,             9/16 at 100.00         AAA            476,887
                 Revenue Bonds, Yankee Stadium Project, Series 2006,
                 5.000%, 3/01/36 - FGIC Insured

          200   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-            206,102
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19

------------------------------------------------------------------------------------------------------------------------------------
        4,520   Total Education and Civic Organizations                                                                   4,773,914
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 13.0%

          450   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            474,273
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Lenox Hill Hospital Obligated Group, Series 2001:
          110    5.375%, 7/01/20                                                      7/11 at 101.00         Ba2            114,344
          100    5.500%, 7/01/30                                                      7/11 at 101.00         Ba2            103,603

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/16 at 100.00          AA            527,410
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

          670   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA            718,086
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured
          415   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            453,342
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured


                                       41

                        Nuveen New York Select Tax-Free Income Portfolio (NXN) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         250   Dormitory Authority of the State of New York, Revenue Bonds,          5/13 at 100.00          A3     $      266,375
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23

        1,680   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          1,798,642
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/17 - AMBAC Insured

        1,195   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          1,279,391
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/17 - AMBAC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            525,985
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          750   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            805,778
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 -
                 AMBAC Insured

          250   New York City Industrial Development Agency, New York,                7/12 at 101.00          B2            263,435
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

------------------------------------------------------------------------------------------------------------------------------------
        6,870   Total Health Care                                                                                         7,330,664
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.9%

        1,000   New Hartford-Sunset Woods Funding Corporation, New York,              8/12 at 101.00         AAA          1,066,840
                 FHA-Insured Mortgage Revenue Bonds, Sunset Woods
                 Apartments II Project, Series 2002, 5.350%, 2/01/20

          250   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA            263,328
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          160   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            162,414
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          130   New York State Housing Finance Agency, FHA-Insured                    2/07 at 100.00         AAA            130,212
                 Multifamily Housing Mortgage Revenue Bonds, Series 1992C,
                 6.450%, 8/15/14 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,540   Total Housing/Multifamily                                                                                 1,622,794
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 8.2%

        2,000   New York State Mortgage Agency, Homeowner Mortgage                   10/11 at 100.00         Aa1          2,045,720
                 Revenue Bonds, Series 101, 5.000%, 10/01/18 (Alternative
                 Minimum Tax)

        2,500   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/11 at 100.00         Aaa          2,563,024
                 Thirty-First Series A, 5.300%, 10/01/31 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,500   Total Housing/Single Family                                                                               4,608,744
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 11.4%

        2,000   Dormitory Authority of the State of New York, FHA-Insured             8/11 at 101.00         AAA          2,122,859
                 Nursing Home Mortgage Revenue Bonds, Norwegian Christian
                 Home and Health Center, Series 2001, 5.200%, 8/01/36 -
                 MBIA Insured

           50   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00           A             51,407
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

        2,000   East Rochester Housing Authority, New York, FHA-Insured               8/12 at 101.00         AAA          2,089,659
                 Mortgage Revenue Refunding Bonds, Jewish Home of
                 Rochester, Series 2002, 4.625%, 2/15/17

        1,000   East Rochester Housing Authority, New York, Revenue Bonds,           12/12 at 103.00         AAA          1,082,550
                 GNMA/FHA-Secured Revenue Bonds, St. Mary's Residence
                 Project, Series 2002A, 5.375%, 12/20/22

        1,000   New York City Industrial Development Agency, New York,               11/12 at 101.00         AA+          1,034,960
                 GNMA Collateralized Mortgage Revenue Bonds, Eger Harbor
                 House Inc., Series 2002A, 4.950%, 11/20/32

------------------------------------------------------------------------------------------------------------------------------------
        6,050   Total Long-Term Care                                                                                      6,381,435
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 6.3%

                Clarkstown, Rickland County, New York, Various Purposes
                Serial Bonds, Series 1992:
          505    5.600%, 6/15/10 - AMBAC Insured                                        No Opt. Call         AAA            541,542
          525    5.600%, 6/15/11 - AMBAC Insured                                        No Opt. Call         AAA            571,709
          525    5.600%, 6/15/12 - AMBAC Insured                                        No Opt. Call         AAA            583,202

          300   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AA-            325,956
                 Fiscal Series 2004C, 5.250%, 8/15/16


                                       42

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         500   New York City, New York, General Obligation Bonds,                   11/14 at 100.00         AAA     $      536,750
                 Fiscal Series 2004E, 5.000%, 11/01/19 - FSA Insured

          200   New York City, New York, General Obligation Bonds,                    3/15 at 100.00         AAA            214,960
                 Fiscal Series 2005J, 5.000%, 3/01/19 - FGIC Insured

          225   New York City, New York, General Obligation Bonds,                    8/15 at 100.00         AAA            244,800
                 Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured

          500   West Islip Union Free School District, Suffolk County,               10/15 at 100.00         Aaa            545,795
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,280   Total Tax Obligation/General                                                                              3,564,714
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 13.4%

          600   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA            637,836
                 Series 2003A, 5.000%, 11/01/23

          300   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            326,352
                 Mental Health Services Facilities Improvements,
                 Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured

          500   Erie County Industrial Development Agency, New York,                  5/14 at 100.00         AAA            564,440
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

          500   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA            547,190
                 Service Contract Refunding Bonds, Series 2002A,
                 5.500%, 1/01/20 - MBIA Insured

           95   Nassau County Interim Finance Authority, New York, Sales             11/06 at 101.00         AAA             96,132
                 Tax Secured Revenue Bonds, Series 2001A-2,
                 5.125%, 11/15/21 - AMBAC Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          250    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            266,250
          200    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            212,718
        1,225    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,296,859

          670   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA            705,430
                 Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

          250   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA            266,323
                 Trust Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/21 - MBIA Insured

          570   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA            663,417
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,000    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          1,078,280
          250    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA            268,962

          500   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            542,445
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

           60   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-             63,624
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

------------------------------------------------------------------------------------------------------------------------------------
        6,970   Total Tax Obligation/Limited                                                                              7,536,258
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.8%

          400   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            426,784
                 Series 2001A, 5.625%, 7/15/25

          500   Metropolitan Transportation Authority, New York,                        No Opt. Call         AAA            548,235
                 Transportation Revenue Bonds, Series 2003A,
                 5.000%, 11/15/15 - FGIC Insured

           50   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA             52,781
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          100    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            105,992
          600    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA            634,602


                                       43

                        Nuveen New York Select Tax-Free Income Portfolio (NXN) (continued)
                             Portfolio of INVESTMENTS September 30, 2006 (Unaudited)
   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
$         250    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA     $      271,193
          105    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            111,582

------------------------------------------------------------------------------------------------------------------------------------
        2,005   Total Transportation                                                                                      2,151,169
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 11.7% (3)

        1,000   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 101.00         AAA          1,023,260
                 Bonds, Rochester Institute of Technology, Series 1997,
                 5.250%, 7/01/22 (Pre-refunded 7/01/07) - MBIA Insured

        1,240   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA          1,491,869
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16 (ETM)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
          320    5.125%, 12/01/22 (Pre-refunded 6/01/08) - FSA Insured                6/08 at 101.00         AAA            331,616
          680    5.125%, 12/01/22 (Pre-refunded 6/01/08) - FSA Insured                6/08 at 101.00         AAA            704,684

          750   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA            822,345
                 Trust Fund Bonds, Second Generation, Series 2003A,
                 5.250%, 4/01/23 (Pre-refunded 4/01/13) - MBIA Insured

          500   New York State Urban Development Corporation, State                   3/13 at 100.00         AAA            553,990
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded
                 3/15/13) - FGIC Insured

          485   Suffolk County Water Authority, New York, Water Revenue                 No Opt. Call         AAA            532,118
                 Bonds, Series 1986V, 6.750%, 6/01/12 (ETM)

        1,040   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                     7/12 at 100.00         AAA          1,127,454
                 Series 2002-1, 5.500%, 7/15/24 (Pre-refunded 7/15/12)

------------------------------------------------------------------------------------------------------------------------------------
        6,015   Total U.S. Guaranteed                                                                                     6,587,336
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.3%

        1,000   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          1,073,160
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
                 CIFG Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
          570    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA            611,770
          430    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA            459,735

          500   New York State Energy Research and Development Authority,             3/08 at 101.50         AAA            506,525
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            261,833
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative
                 Minimum Tax)

           60   Westchester County Industrial Development Agency,                     7/07 at 101.00         BBB             61,138
                 Westchester County, New York, Resource Recovery Revenue
                 Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,810   Total Utilities                                                                                           2,974,161
------------------------------------------------------------------------------------------------------------------------------------


                                       44

   PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                           PROVISIONS (1)    RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.2%

$       2,500   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+     $    2,631,449
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001C, 5.125%, 6/15/33

                New York State Environmental Facilities Corporation, State Clean
                 Water and Drinking Water Revolving Funds Revenue Bonds, New
                 York City Municipal Water Finance Authority Loan, Series 2002B:
        2,000    5.250%, 6/15/19                                                      6/12 at 100.00         AAA          2,160,839
        2,000    5.000%, 6/15/27                                                      6/12 at 100.00         AAA          2,088,420

------------------------------------------------------------------------------------------------------------------------------------
        6,500   Total Water and Sewer                                                                                     6,880,708
------------------------------------------------------------------------------------------------------------------------------------
$      52,200   Total Long-Term Municipal Bonds (cost $53,123,631)                                                       55,576,054
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                        600,894
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   56,176,948
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Statement of
                          ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
                                                                                                         CALIFORNIA        NEW YORK
                                                        SELECT            SELECT            SELECT           SELECT          SELECT
                                                      TAX-FREE        TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
                                                         (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value
   (cost $222,533,690, $241,255,836, $175,480,319,
   $86,360,136 and $53,123,631, respectively)     $237,860,657      $254,250,774      $184,735,177      $91,721,975     $55,576,054
Cash                                                        --                --           203,165               --              --
Receivables:
   Interest                                          3,730,408         3,723,937         2,643,411        1,206,462         784,544
   Investments sold                                    480,167                --            20,327               --              --
Other assets                                            65,975            69,791            51,092           26,641          17,539
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                 242,137,207       258,044,502       187,653,172       92,955,078      56,378,137
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                          61,333           543,780                --          311,495         154,679
Payable for investments purchased                      103,335                --                --               --              --
Accrued expenses:
   Management fees                                      45,573            58,877            43,326           21,698          13,170
   Other                                               119,131           124,336            93,219           55,468          33,340
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                329,372           726,993           136,545          388,661         201,189
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $241,807,835      $257,317,509      $187,516,627      $92,566,417     $56,176,948
====================================================================================================================================
Shares outstanding                                  16,378,096        17,607,068        12,964,124        6,257,070       3,908,223
====================================================================================================================================
Net asset value per share outstanding             $      14.76      $      14.61      $      14.46      $     14.79     $     14.37
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                  $    163,781      $    176,071      $    129,641      $    62,571     $    39,082
Paid-in surplus                                    227,634,455       245,689,700       178,371,732       87,121,715      53,622,239
Undistributed (Over-distribution of)
   net investment income                               176,049          (173,366)         (194,323)         (99,873)        (78,705)
Accumulated net realized gain (loss)
   from investments                                 (1,493,417)       (1,369,834)          (45,281)         120,165         141,909
Net unrealized appreciation (depreciation)
   of investments                                   15,326,967        12,994,938         9,254,858        5,361,839       2,452,423
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $241,807,835      $257,317,509      $187,516,627      $92,566,417     $56,176,948
====================================================================================================================================
Authorized shares                                    Unlimited         Unlimited         Unlimited        Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
                                                                                                         CALIFORNIA        NEW YORK
                                                         SELECT           SELECT            SELECT           SELECT          SELECT
                                                       TAX-FREE       TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
                                                          (NXP)            (NXQ)             (NXR)            (NXC)            (NXN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                   $6,102,207        $6,210,544        $4,487,872       $2,183,320      $1,309,455
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                        277,732           357,955           263,293          131,403          79,917
Shareholders' servicing agent fees and expenses         15,812            14,744            12,945            4,788           3,667
Custodian's fees and expenses                           27,061            30,361            27,748           24,583          12,353
Trustees' fees and expenses                              2,392             2,555             1,995            1,025             665
Professional fees                                        8,017             8,811             6,702            4,584           4,236
Shareholders' reports - printing and mailing expenses   21,511            22,138            16,984            7,001           5,756
Stock exchange listing fees                              4,925             4,925             4,925            4,925           4,925
Investor relations expense                              18,699            19,612            14,257            6,540           4,196
Other expenses                                           4,700             4,046             3,592            2,147           1,970
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit             380,849           465,147           352,441          186,996         117,685
   Custodian fee credit                                 (9,032)          (23,535)          (21,738)          (6,019)         (3,833)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                           371,817           441,612           330,703          180,977         113,852
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                5,730,390         5,768,932         4,157,169        2,002,343       1,195,603
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments              100,753            62,557           422,680           79,412           3,328
Change in net unrealized appreciation
   (depreciation) of investments                     2,172,362         2,879,623         1,865,392        1,322,480         700,877
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)              2,273,115         2,942,180         2,288,072        1,401,892         704,205
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                  $8,003,505        $8,711,112        $6,445,241       $3,404,235      $1,899,808
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                     SELECT TAX-FREE (NXP)             SELECT TAX-FREE 2 (NXQ)           SELECT TAX-FREE 3 (NXR)
                              --------------------------------   ---------------------------------  --------------------------------
                              SIX MONTHS ENDED      YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                       9/30/06         3/31/06           9/30/06           3/31/06           9/30/06        3/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 5,730,390    $ 11,425,438       $ 5,768,932      $ 11,568,224       $ 4,157,169    $ 8,431,298
Net realized gain (loss)
   from investments                    100,753      (1,593,512)           62,557        (1,292,123)          422,680       (459,059)
Change in net unrealized
   appreciation (depreciation)
   of investments                    2,172,362       1,325,784         2,879,623         2,512,224         1,865,392      1,267,741
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   from operations                   8,003,505      11,157,710         8,711,112        12,788,325         6,445,241      9,239,980
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income          (5,601,310)    (11,202,617)       (5,599,048)      (11,479,810)       (4,161,484)    (8,348,899)
From accumulated net
   realized gains                           --          (9,827)               --          (260,585)               --        (37,596)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders    (5,601,310)    (11,212,444)       (5,599,048)      (11,740,395)       (4,161,484)    (8,386,495)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                     2,402,195         (54,734)        3,112,064         1,047,930         2,283,757        853,485
Net assets at the beginning
   of period                       239,405,640     239,460,374       254,205,445       253,157,515       185,232,870    184,379,385
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period   $241,807,835    $239,405,640      $257,317,509      $254,205,445      $187,516,627   $185,232,870
====================================================================================================================================
Undistributed (Over-distribution
   of) net investment
   income at the
   end of period                  $    176,049    $     46,969      $   (173,366)     $   (343,250)     $   (194,323)  $   (190,008)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                               CALIFORNIA SELECT TAX-FREE (NXC)      NEW YORK SELECT TAX-FREE (NXN)
                                                              ----------------------------------   ---------------------------------
                                                              SIX MONTHS ENDED        YEAR ENDED   SIX MONTHS ENDED      YEAR ENDED
                                                                       9/30/06           3/31/06            9/30/06         3/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $ 2,002,343       $ 4,082,963        $ 1,195,603     $ 2,410,475
Net realized gain (loss) from investments                               79,412           371,058              3,328         222,568
Change in net unrealized appreciation
   (depreciation) of investments                                     1,322,480           208,194            700,877        (309,880)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                                   3,404,235         4,662,215          1,899,808       2,323,163
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                          (1,989,748)       (4,079,612)        (1,195,918)     (2,411,373)
From accumulated net realized gains                                         --          (379,804)                --        (255,989)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders                                    (1,989,748)       (4,459,416)        (1,195,918)     (2,667,362)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                1,414,487           202,799            703,890        (344,199)
Net assets at the beginning of period                               91,151,930        90,949,131         55,473,058      55,817,257
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                    $92,566,417       $91,151,930        $56,176,948     $55,473,058
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the
   end of period                                                   $   (99,873)      $  (112,468)       $   (78,705)    $   (78,390)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when issued/delayed delivery purchase commitments. At September 30, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any. Dividend income, if any, is recorded on the ex-dividend date.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and applicable state income taxes, if any, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended September 30, 2006, Select Tax-Free 2
(NXQ) and Select Tax-Free 3 (NXR) invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on the interest rate on the fixed rate bonds that underly the inverse floater or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of such underlying bond. Select Tax-Free (NXP), California Select Tax-Free (NXC) and New York Select Tax-Free (NXN) did not invest in any such instruments during the six months ended September 30, 2006.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

None of the Funds engaged in transactions of their own shares during the six months ended September 30, 2006, nor during the fiscal year ended March 31, 2006.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (including maturities but excluding short-term investments) during the six months ended September 30, 2006, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Purchases                                 $3,505,334    $8,192,262  $19,162,832   $9,782,701   $1,690,648
Sales and maturities                       2,704,683     5,386,161   16,413,265    9,222,770    1,132,404
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At September 30, 2006, the cost of investments was as follows:

                                                                                  CALIFORNIA     NEW YORK
                                             SELECT        SELECT        SELECT       SELECT       SELECT
                                           TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                              (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Cost of investments                    $222,140,134  $241,151,580  $175,441,248  $86,358,837  $53,118,461
=========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $15,755,941   $13,231,618   $9,375,175   $5,363,138   $2,460,942
   Depreciation                              (35,418)     (132,424)     (81,246)          --       (3,349)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                        $15,720,523   $13,099,194   $9,293,929   $5,363,138   $2,457,593
=========================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at March 31, 2006, the Funds' last tax year end, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                             SELECT        SELECT        SELECT       SELECT       SELECT
                                           TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
                                              (NXP)         (NXQ)         (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*       $614,913      $493,578      $444,373     $217,959     $116,162
Undistributed net ordinary income**              --            --            --           --           --
Undistributed net long-term capital gains        --            --            --       40,753      138,581
=========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2006, paid on April 3, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended March 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                                                CALIFORNIA    NEW YORK
                                                            SELECT        SELECT       SELECT       SELECT      SELECT
                                                          TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE    TAX-FREE
                                                             (NXP)         (NXQ)        (NXR)        (NXC)       (NXN)
----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $11,202,618   $11,515,026   $8,361,862   $4,092,125  $2,421,145
Distributions from net ordinary income**                       126            --           --       49,498          --
Distributions from net long-term capital gains               9,113       259,588       36,746      330,306     255,989
======================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2005 through March 31, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year:

                                                                                      SELECT       SELECT       SELECT
                                                                                    TAX-FREE   TAX-FREE 2   TAX-FREE 3
                                                                                       (NXP)        (NXQ)        (NXR)
----------------------------------------------------------------------------------------------------------------------
                                                                                  $1,594,170   $1,432,391     $467,961
======================================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                                                     SELECT TAX-FREE 2 (NXQ)
                                                                     SELECT TAX-FREE 3 (NXR)
                                                            CALIFORNIA SELECT TAX-FREE (NXC)
                                    SELECT TAX-FREE (NXP)     NEW YORK SELECT TAX-FREE (NXN)
AVERAGE DAILY NET ASSETS              FUND-LEVEL FEE RATE                FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------------------
For the first $125 million                         .0500%                             .1000%
For the next $125 million                          .0375                               .0875
For the next $250 million                          .0250                               .0750
For the next $500 million                          .0125                               .0625
============================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2006, the complex-level fee rate was .1857%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157 In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



7. SUBSEQUENT EVENTS

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on November 1, 2006, to shareholders of record on October 15, 2006, as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Dividend per share                            $.0570        $.0530       $.0535       $.0530       $.0510
=========================================================================================================

Financial
        HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

               Selected data for a share outstanding throughout each period:

                                         INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                 ------------------------------------     -----------------------------
                                                       NET                                                  ENDING
                   BEGINNING            NET       REALIZED/                      NET                           NET           ENDING
                   NET ASSET     INVESTMENT     UNREALIZED                INVESTMENT   CAPITAL               ASSET           MARKET
                       VALUE         INCOME     GAIN (LOSS)     TOTAL         INCOME     GAINS    TOTAL      VALUE            VALUE
====================================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)           $14.62           $.35          $ .13      $ .48          $(.34)    $  --    $(.34)    $14.76           $14.28
    2006               14.62            .70           (.02)       .68           (.68)       --     (.68)     14.62            14.21
    2005               14.85            .70           (.12)       .58           (.71)     (.10)    (.81)     14.62            13.50
    2004               14.82            .73            .15        .88           (.76)     (.09)    (.85)     14.85            14.30
    2003               14.67            .77            .37       1.14           (.82)     (.17)    (.99)     14.82            14.15
    2002               15.05            .88           (.38)       .50           (.86)     (.02)    (.88)     14.67            13.85

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)            14.44            .33            .16        .49           (.32)       --     (.32)     14.61            13.58
    2006               14.38            .66            .06        .72           (.65)     (.01)    (.66)     14.44            13.37
    2005               14.56            .67           (.13)       .54           (.68)     (.04)    (.72)     14.38            13.08
    2004               14.45            .70            .19        .89           (.72)     (.06)    (.78)     14.56            13.80
    2003               14.53            .76            .14        .90           (.80)     (.18)    (.98)     14.45            13.49
    2002               14.89            .86           (.36)       .50           (.84)     (.02)    (.86)     14.53            13.66

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)            14.29            .32            .17        .49           (.32)       --     (.32)     14.46            13.60
    2006               14.22            .65            .06        .71           (.64)       --     (.64)     14.29            13.45
    2005               14.37            .66           (.11)       .55           (.67)     (.03)    (.70)     14.22            12.82
    2004               14.28            .69            .16        .85           (.69)     (.07)    (.76)     14.37            13.56
    2003               14.26            .73            .12        .85           (.76)     (.07)    (.83)     14.28            13.06
    2002               14.53            .81           (.28)       .53           (.80)       --     (.80)     14.26            13.42

CALIFORNIA SELECT TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)            14.57            .32            .22        .54           (.32)       --     (.32)     14.79            13.99
    2006               14.54            .65            .09        .74           (.65)     (.06)    (.71)     14.57            13.56
    2005               14.68            .66           (.09)       .57           (.66)     (.05)    (.71)     14.54            13.40
    2004               14.54            .68            .19        .87           (.68)     (.05)    (.73)     14.68            14.06
    2003               14.44            .71            .26        .97           (.73)     (.14)    (.87)     14.54            13.59
    2002               14.79            .78           (.34)       .44           (.77)     (.02)    (.79)     14.44            14.25

NEW YORK SELECT TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)            14.19            .31            .18        .49           (.31)       --     (.31)     14.37            13.60
    2006               14.28            .62           (.02)       .60           (.62)     (.07)    (.69)     14.19            13.35
    2005               14.57            .64           (.21)       .43           (.66)     (.06)    (.72)     14.28            13.65
    2004               14.51            .68            .14        .82           (.68)     (.08)    (.76)     14.57            14.40
    2003               14.17            .70            .43       1.13           (.70)     (.09)    (.79)     14.51            13.60
    2002               14.51            .73           (.33)       .40           (.74)       --     (.74)     14.17            13.76
====================================================================================================================================
                                          TOTAL RETURNS
                                      -----------------------
                                                    BASED ON
                                      BASED ON           NET
                                        MARKET         ASSET
                                         VALUE*        VALUE*
===============================================================
SELECT TAX-FREE (NXP)
---------------------------------------------------------------
Year Ended 3/31:
    2007(a)                               2.96%         3.35%
    2006                                 10.41          4.74
    2005                                   .17          4.00
    2004                                  7.34          6.13
    2003                                  9.51          7.84
    2002                                  1.54          3.41

SELECT TAX-FREE 2 (NXQ)
---------------------------------------------------------------
Year Ended 3/31:
    2007(a)                               4.00          3.43
    2006                                  7.39          5.12
    2005                                   .11          3.82
    2004                                  8.35          6.31
    2003                                  6.01          6.33
    2002                                  2.57          3.41

SELECT TAX-FREE 3 (NXR)
---------------------------------------------------------------
Year Ended 3/31:
    2007(a)                               3.56          3.48
    2006                                 10.12          5.10
    2005                                  (.17)         4.01
    2004                                  9.96          6.13
    2003                                  3.51          6.09
    2002                                  3.84          3.70

CALIFORNIA SELECT TAX-FREE (NXC)
---------------------------------------------------------------
Year Ended 3/31:
    2007(a)                               5.59          3.74
    2006                                  6.52          5.17
    2005                                   .50          3.99
    2004                                  9.14          6.16
    2003                                  1.34          6.86
    2002                                  7.95          3.03

NEW YORK SELECT TAX-FREE (NXN)
---------------------------------------------------------------
Year Ended 3/31:
    2007(a)                               4.23          3.47
    2006                                  2.84          4.19
    2005                                   .05          3.10
    2004                                 11.81          5.84
    2003                                  4.73          8.17
    2002                                  3.17          2.75
===============================================================

                                                                       RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------------------------------------
                                                      BEFORE CREDIT                        AFTER CREDIT**
                                              ------------------------------    ----------------------------------
                                                            RATIO OF NET                          RATIO OF NET
                                      ENDING      RATIO OF         INVESTMENT           RATIO OF         INVESTMENT
                                         NET   EXPENSES TO          INCOME TO        EXPENSES TO          INCOME TO       PORTFOLIO
                                      ASSETS       AVERAGE            AVERAGE            AVERAGE            AVERAGE        TURNOVER
                                        (000)   NET ASSETS         NET ASSETS         NET ASSETS         NET ASSETS            RATE
====================================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)                         $241,808           .32%***           4.78%***            .31%***           4.78%***           1%
    2006                             239,406           .32               4.72                .31               4.73               4
    2005                             239,460           .33               4.76                .32               4.77              11
    2004                             243,165           .34               4.90                .33               4.91              16
    2003                             242,669           .37               5.20                .36               5.21              35
    2002                             240,275           .38               5.89                .37               5.89              26

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)                          257,318           .37***            4.52***             .35***            4.53***            2
    2006                             254,205           .36               4.51                .35               4.52              11
    2005                             253,158           .37               4.68                .36               4.69              13
    2004                             256,373           .39               4.86                .38               4.86              10
    2003                             254,355           .42               5.20                .41               5.21              46
    2002                             255,887           .43               5.79                .42               5.80              21

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)                          187,517           .38***            4.46***             .36***            4.48***            9
    2006                             185,233           .37               4.51                .35               4.52               6
    2005                             184,379           .38               4.66                .37               4.67              16
    2004                             186,358           .38               4.84                .38               4.85               6
    2003                             185,137           .42               5.09                .41               5.10              51
    2002                             184,837           .44               5.59                .42               5.60               9

CALIFORNIA SELECT TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)                           92,566           .41***            4.37***             .40***            4.39***           10
    2006                              91,152           .38               4.42                .37               4.43               8
    2005                              90,949           .39               4.55                .39               4.56              13
    2004                              91,864           .40               4.64                .39               4.65              30
    2003                              90,975           .43               4.84                .42               4.85              42
    2002                              90,346           .44               5.27                .43               5.28              12

NEW YORK SELECT TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2007(a)                           56,177           .42***            4.29***             .41***            4.31***            2
    2006                              55,473           .41               4.28                .40               4.29              13
    2005                              55,817           .41               4.48                .41               4.48              13
    2004                              56,958           .43               4.65                .42               4.65              16
    2003                              56,683           .46               4.85                .45               4.86              35
    2002                              55,362           .49               5.04                .48               5.05              28
====================================================================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
**   After custodian fee credit, where applicable.
***  Annualized.
(a)  For the six months ended September 30, 2006.


                                  58-59 spread

                        ANNUAL INVESTMENT
                        MANAGEMENT AGREEMENT
                        APPROVAL PROCESS



The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the "May Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the continuance of the Investment Management Agreement between each Fund and NAM (the "Fund Adviser").

THE APPROVAL PROCESS

During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Adviser and the performance of each Fund. To assist the Board in its evaluation of the advisory contract with the Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

     o    the nature, extent and quality of services provided by the Fund
          Adviser;

     o the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

     o the Fund's past performance, the Fund's performance compared to funds of similar investment objectives compiled by an independent third party and to customized benchmarks;

     o the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

     o    the expenses of the Fund Adviser in providing the various services;

     o the advisory fees (gross and net management fees) and total expense ratios of the Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") to the respective Fund (as applicable);

     o the advisory fees the Fund Adviser assesses to other types of investment products or clients;

     o    the soft dollar practices of the Fund Adviser, if any; and

     o from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the May Meeting, the Fund Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered the advisory contract with the Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A.   NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the Fund Adviser, the Trustees considered the nature, extent and quality of the Fund Adviser's services. The Trustees reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives and enhancements Nuveen has taken for its municipal fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of the Fund Adviser's organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser's personnel. The Trustees further reviewed materials describing, among other things, the teams and personnel involved in the investment, research, risk-management and operational processes involved in managing municipal funds and their respective functions. Given the Trustees' experience with the Funds and Fund Adviser, the Trustees recognized the demonstrated history of care and depth of experience of the respective personnel in managing these Funds. In this regard, the Trustees considered the continued quality of the Fund Adviser's investment process in making portfolio management decisions as well as additional refinements and improvements adopted to the portfolio management processes noted below. With respect to the services provided to municipal funds, including the Funds, the Trustees noted that the Fund Adviser continues to make refinements to its portfolio management process including, among other things, the increased use of derivatives to enhance management of risk, additional analytical software for research staff and improved municipal pricing processes.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. The Fund Adviser provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Funds operate in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Funds (including a new reporting system for quarterly portfolio holdings).

In addition to the foregoing, the Trustees also noted the additional services that the Fund Adviser or its affiliates provide to closed-end funds, including, in particular, secondary market support activities. The Trustees recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of initiatives designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include providing advertising and other media relations programs, continued contact with analysts, maintaining and enhancing its website for closed-end funds, and targeted advisor communication programs. With respect to funds that utilize leverage through the issuance of preferred shares, the Trustees noted Nuveen's continued support for the preferred shares by maintaining, among other things, an in-house preferred trading desk; designating a product manager whose responsibilities include creating and disseminating product information and managing relations in connection with the preferred share auction; and maintaining systems necessary to test compliance with rating agency requirements.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreement were of a high level and were satisfactory.

B.   THE INVESTMENT PERFORMANCE OF THE FUND AND FUND ADVISER

The Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the "Performance Peer Group") and portfolio level performance against customized benchmarks, as described below. In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a Fund still may not adequately reflect such Fund's investment objectives, strategies and portfolio duration, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Performance Peer Group. With respect to state specific municipal funds, the Trustees recognized that certain state municipal funds do not have a corresponding state specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. The closed-end state municipal funds that do not have corresponding state-specific Performance Peer Groups are from Arizona, Connecticut, Georgia, Maryland, Massachusetts, Missouri, North Carolina, Ohio, Texas, and Virginia. Further, due to a lack of state-specific unleveraged categories, certain unleveraged state municipal funds are included in their leveraged state category (such as, the Nuveen California Select Tax-Free Income Fund, Nuveen California Municipal Value Fund, Nuveen New York Select Tax-Free Income Fund and Nuveen New York Municipal Value Fund).

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2005. The Trustees also reviewed the Fund's portfolio level performance (which does not reflect fund level fees and expenses) compared to customized portfolio-level benchmarks for the one- and three-year periods ending December 31, 2005 (as applicable). This analysis is designed to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C.   FEES, EXPENSES AND PROFITABILITY

     1.   FEES AND EXPENSES

     In evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group may be the same. Further, the Trustees recognized that in certain cases the closest Peer Universe and/or Peer Group did not

                        ANNUAL INVESTMENT MANAGEMENT
                        AGREEMENT APPROVAL PROCESS (continued)


     adequately reflect the Fund's investment objectives and strategies limiting the usefulness of comparisons. In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including differences in the use of leverage and insurance) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). Based on their review of the fee and expense information provided, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

     2.   COMPARISONS WITH THE FEES OF OTHER CLIENTS

     The Trustees further reviewed data comparing the advisory fees of the Fund Adviser with fees the Fund Adviser charges to other clients, including municipal managed accounts. In general, the fees charged for separate accounts are somewhat lower than the fees assessed to the Funds. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Funds is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the differences in the product structures, particularly the extensive services provided to closed-end municipal funds, the Trustees believe such facts justify the different levels of fees.

     3.   PROFITABILITY OF FUND ADVISER

     In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser's business mix, the types of funds managed, the adviser's capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen's profitability margins (including pre- and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen's profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen's profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. Based on their review, the Trustees were satisfied that the Fund Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D.   ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the applicable Fund's assets grow. In addition to advisory fee breakpoints as assets in a respective Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E.   INDIRECT BENEFITS

In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered revenues received by affiliates of the Fund Adviser for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. With respect to NAM, the Trustees noted that NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, the Fund Adviser may from time to time receive and have access to research generally provided to institutional clients.

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Fund Adviser's fees are reasonable in light of the services provided to each Fund, and that the renewal of the Investment Management Agreements should be approved

                        Reinvest Automatically
                               EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN


NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on January 2, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools

Logo: NUVEEN Investments


                                                                     ESA-B-0906D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Select Tax-Free Income Portfolio
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 6, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 6, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 6, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.